UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	9/30

Date of reporting period:	9/30/06

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman
Municipal Fund Series, Inc.

Annual Report
September 30, 2006

Seeking Income
Exempt From
Regular Income Tax

J. & W. Seligman & Co.
Incorporated
Established 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising stocks and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Interview With Your Portfolio Managers	2

Performance and Portfolio Overview	4

Understanding and Comparing Your Fund’s Expenses	19

Portfolios of Investments	21

Statements of Assets and Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	37

Notes to Financial Statements	42

Financial Highlights	54

Report of Independent Registered Public Accounting Firm	74

Directors and Officers	75

Additional Fund Information	back cover

To The Shareholders

We are pleased to present the annual report for Seligman Municipal Fund Series, Inc. covering the fiscal year ended September 30, 2006. The report contains a discussion with your Portfolio Managers, as well as each Fund’s investment results, financial statements, and portfolio of investments.

We thank you for your continued support of Seligman Municipal Fund Series and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President
November 29, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017	Seligman Data Corp. 100 Park Avenue New York, NY 10017	(800) 221-2450 (800) 445-1777 (212) 682-7600 (800) 622-4597	Shareholder Services Retirement Plan Services Outside the United States 24-Hour Automated
General Distributor Seligman Advisors, Inc.	Mail Inquiries To: P.O. Box 9759 Providence, RI 02940-9759		Telephone Access Service
100 Park Avenue
New York, NY 10017	General Counsel Sullivan & Cromwell LLP

Independent Registered Public Accounting Firm Deloitte & Touche LLP

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Q.	What market conditions and events materially affected the performance of the Funds in Seligman Municipal Fund Series, Inc. during the fiscal year ended September 30, 2006?

A.
During the past fiscal year, the Federal Reserve Board raised the federal funds rate an additional 1.5 points before pausing at the August meeting of the Federal Open Market Committee (FOMC). Since 2004, the Fed has been reducing the level of monetary accommodation in an effort to prevent an unwelcome increase in the rate of inflation given the underlying strength of the economy and rising commodity prices — energy prices in particular. In response to the Fed policy actions, short-term municipal yields rose during the year while long-term municipal yields, contrary to consensus expectations, declined. This resulted in a narrowing of the yield spread between short-term and long-term municipal bonds. By the end of the fiscal year, the yield difference between one-year and 30-year municipal bonds had narrowed to the lowest level since 1989.

The total dollar volume of municipal bonds issued year-to-date was moderately lower than the same period last year due to a sharp decline in the issuance of refunding bonds. Refunding bonds are generally sold to retire outstanding higher-cost debt. The favorable interest rate environment in 2005 led to a surge in refunding issuance. Interest rates would need to fall substantially going forward in order for refunding activity to approach last year’s record-setting levels. While municipal new issue supply has been slowing, demand for municipal bonds has been growing. Property and casualty insurance companies, in particular, have been heavy buyers of municipal bonds. The reduction in municipal supply, concurrent with an increase in demand, resulted in a widening of the yield spread between municipal bonds and Treasury bonds and a corollary decline in the relative value of municipal bonds. While municipal bonds continue to offer attractive after-tax returns for many investors, the yield advantage has narrowed.

State and local governments have made significant progress in restoring fiscal balance, leading to an overall strengthening in credit trends. Moody’s Investors Service and Standard & Poor’s Rating Service report that credit rating upgrades exceeded downgrades for the quarter ended September 30, 2006. Every region of the country experienced revenue growth in fiscal year 2006 with most states reporting budget surpluses. Positive revenue performance has enabled many states to restore funding for vital programs and projects. Despite welcome increases in tax receipts, however, states face enormous expenditure pressure from increasing health care costs, Medicaid, underfunded pensions, and Other Post Employment Benefits.

Louisiana continues to recover from the effects of hurricane Katrina. Rebuilding efforts have boosted state sales tax collections, helping to offset the loss of economic activity in the affected areas. All three major rating agencies have recently affirmed Louisiana’s general obligation ratings and stable outlook. New Orleans and nearby municipalities lost a significant percentage of their tax bases after floodwaters destroyed or severely damaged homes and businesses. While progress has been made, particularly within the tourism sector, the rebuilding of residential areas is progressing slower than anticipated.

Q.	What investment strategies or techniques materially affected the Funds’ performance during the period?

A.
During the Funds’ recent fiscal year, the most significant trends affecting the municipal market have been decline in long-term municipal yields and rise in short-term yields, and the resultant flattening of the municipal yield curve, the decrease in municipal bond issuance, the compression of quality yield spreads, and the out-performance of municipal bonds compared to Treasury bonds. These events had important implications for the performance of the Funds.

New purchases in the Funds were concentrated in the 10-20 year maturity range. We were anticipating a modest increase in long-term interest rates and sought to reduce the interest rate exposure of the Funds’ holdings by avoiding the long end of the yield curve (in general, interest rate sensitivity increases as maturity lengthens). In addition, due to the flattening of the municipal yield curve, there was little incentive, in terms of additional yield, to extend maturities. While they did outperform shorter maturity bonds for the 12-month period, bonds in the 10-20 year maturity range underperformed the longest maturity bonds by a wide margin.

While we did not purchase municipal bonds with maturities shorter than six years during the fiscal year, most of the Funds’ portfolios already contain significant percentages of shorter-term bonds, in particular, pre-refunded bonds. Many of these bonds were purchased at yields significantly above current levels and the income they generate helps to support the Funds’ monthly dividend distributions. Further, the Funds’ pre-refunded holdings are backed by escrow accounts comprised almost entirely of US government securities, making them secure and highly liquid investments. Despite these factors, over the past 12 months, the pre-refunded bond sector significantly underperformed longer duration bonds.

Advance refunding activity continued in most of the Funds’ portfolios, albeit at a slower pace than last year. When a bond is advance refunded, the call date (most long-term municipal bonds are callable) becomes the effective maturity date. The shortened maturity date and enhanced credit quality of advance refunded bonds often results in price appreciation.

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

The majority of bonds purchased for the Funds have been in the top two rating categories — AAA and AA. In our opinion, the additional yield offered by lower quality bonds has not been sufficient to compensate for the increased credit risk. We viewed the decline in risk premium as an opportunity to reduce positions in the BBB-rated category. Nevertheless, as investors turned to riskier investments in search of higher returns during the year, the spread between high-quality and lower-quality bonds continued to compress. As a result, lower quality bonds, especially “junk bonds,” outperformed higher quality bonds for the period. Going forward, it will be difficult for the high-yield sector to measurably outperform higher quality bonds given narrow quality yield spreads.

Consistent with our conservative management style, the Funds have no exposure to tobacco bonds, airline debt, and the automotive sector. We have also avoided sectors of the market that have historically been more prone to credit deterioration such as continuing care facilities, aquariums, stadiums, and land development deals. Municipal research is critical to the successful management of our Funds. Accordingly, we perform in-depth credit analysis on all bonds prior to purchase and continue to monitor credits for as long as they are held.

_________________
The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advise to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

A Team Approach

Seligman Municipal Fund Series is managed by Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen A. Comerford are assisted in the management of the Funds by a group of seasoned professionals who are responsible for research and trading consistent with the Funds’ investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Michelle Caetano, and Debra McGuinness.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Municipal Fund Series and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income distribution may be subject to applicable federal, state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

The chart for each Fund compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, and in Class D shares, without the 1% CDSC, to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Lehman Index”) for the 10-year period ended September 30, 2006. The performance of Class C shares of each Fund, which commenced on a later date, and of Class A and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in the charts but is included in the total returns table below each chart. The performance of Class C shares will differ from the performance shown for Class A and Class D shares, based on the differences in sales charges and fees paid by shareholders. The Lehman Index does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

_________________
[1]
The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Fund’s prospectus or statement of additional information.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.73)%	(1.30)%	2.95%	4.37%	n/a
Without Sales Charge	2.12	3.58	3.96	4.87	n/a
Class C
With Sales Charge and CDSC‡	(0.35)	0.64	2.83	n/a	3.07%
Without Sales Charge and CDSC	1.67	2.66	3.03	n/a	3.21
Class D
With 1% CDSC	0.67	1.66	n/a	n/a	n/a
Without CDSC	1.67	2.66	3.03	3.93	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend Per Share and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	SEC 30-Day Yield††
Class A	$7.81	$7.82	$7.88	Class A	$0.345	3.37%
Class C	7.81	7.82	7.88	Class C	0.275	2.62
Class D	7.81	7.82	7.88	Class D	0.275	2.64

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	82%		AAA	44%
General Obligation Bondsøø	18		AA	18
			A	30
Option Adjusted Duration[3]	2.99	years	BBB	8
Weighted Average Maturity[3]	12.25	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.66)%	(1.95)%	3.45%	4.54%	n/a
Without Sales Charge	2.24	2.92	4.45	5.04	n/a
Class C
With Sales Charge and CDSC‡	(0.27)	(0.02)	3.29	n/a	3.60%
Without Sales Charge and CDSC	1.79	2.01	3.52	n/a	3.75
Class D
With 1% CDSC	0.79	1.02	n/a	n/a	n/a
Without CDSC	1.79	2.01	3.52	4.10	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend Per Share and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	SEC 30-Day Yield††
Class A	$7.56	$7.55	$7.65	Class A	$0.308	3.20%
Class C	7.55	7.54	7.64	Class C	0.240	2.44
Class D	7.55	7.54	7.64	Class D	0.240	2.47

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	66%		AAA	69%
General Obligation Bondsøø	34		AA	10
			A	15
Option Adjusted Duration[3]	3.53	years	BBB	6
Weighted Average Maturity[3]	14.15	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.05)%	(1.25)%	2.97%	4.34%	n/a
Without Sales Charge	2.79	3.70	3.97	4.84	n/a
Class C
With Sales Charge and CDSC‡	0.29	0.74	2.83	n/a	3.12%
Without Sales Charge and CDSC	2.33	2.76	3.03	n/a	3.26
Class D
With 1% CDSC	1.33	1.77	n/a	n/a	n/a
Without CDSC	2.33	2.76	3.03	3.91	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend Per Share and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	SEC 30-Day Yield††
Class A	$7.74	$7.69	$7.78	Class A	$0.320	3.27%
Class C	7.76	7.71	7.80	Class C	0.250	2.51
Class D	7.76	7.71	7.80	Class D	0.250	2.53

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	61%		AAA	65%
General Obligation Bondsøø	39		AA	12
			A	18
Option Adjusted Duration[3]	5.73	years	BBB	5
Weighted Average Maturity[3]	13.70	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.73)%	(1.39)%	3.12%	4.43%	n/a
Without Sales Charge	2.15	3.51	4.14	4.95	n/a
Class C
With Sales Charge and CDSC‡	(0.30)	0.60	3.01	n/a	3.39%
Without Sales Charge and CDSC	1.70	2.58	3.21	n/a	3.53
Class D
With 1% CDSC	0.82	1.72	n/a	n/a	n/a
Without CDSC	1.82	2.71	3.23	4.02	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend †	Capital Gain†	SEC 30-Day Yield††
Class A	$7.97	$7.97	$8.06	Class A	$0.340	$0.025	3.50%
Class C	7.97	7.97	8.06	Class C	0.268	0.025	2.74
Class D	7.98	7.97	8.06	Class D	0.268	0.025	2.77

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	63%		AAA	92%
General Obligation Bondsøø	37		A	8

Option Adjusted Duration[3]	2.78	years
Weighted Average Maturity[3]	14.15	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.03)%	(1.18)%	3.20%	4.37%	n/a
Without Sales Charge	2.83	3.78	4.20	4.88	n/a
Class C
With Sales Charge and CDSC‡	0.22	0.84	3.06	n/a	3.34%
Without Sales Charge and CDSC	2.24	2.85	3.26	n/a	3.48
Class D
With 1% CDSC	1.37	1.85	n/a	n/a	n/a
Without CDSC	2.37	2.85	3.26	3.95	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.92	$7.86	$7.97	Class A	$0.319	$0.023	3.41%
Class C	7.93	7.88	7.98	Class C	0.248	0.023	2.65
Class D	7.93	7.87	7.98	Class D	0.248	0.023	2.68

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	50%		AAA	48%
General Obligation Bondsøø	50		AA	31
			A	14
Option Adjusted Duration[3]	5.79	years	BBB	7
Weighted Average Maturity[3]	15.26	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.50)%	(2.07)%	3.30%	4.66%	n/a
Without Sales Charge	2.38	2.86	4.31	5.17	n/a
Class C
With Sales Charge and CDSC‡	(0.20)	(0.03)	3.17	n/a	3.59%
Without Sales Charge and CDSC	1.80	1.93	3.38	n/a	3.73
Class D
With 1% CDSC	0.80	0.95	n/a	n/a	n/a
Without CDSC	1.80	1.93	3.38	4.24	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$8.01	$7.99	$8.15	Class A	$0.336	$0.029	2.97%
Class C	8.01	8.00	8.15	Class C	0.264	0.029	2.19
Class D	8.01	8.00	8.15	Class D	0.264	0.029	2.21

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	60%		AAA	66%
General Obligation Bondsøø	40		AA	17
			A	9
Option Adjusted Duration[3]	4.09	years	BBB	8
Weighted Average Maturity[3]	14.03	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.56)%	(1.77)%	3.12%	4.56%	n/a
Without Sales Charge	2.25	3.12	4.12	5.07	n/a
Class C
With Sales Charge and CDSC‡	(0.16)	0.14	2.98	n/a	3.51%
Without Sales Charge and CDSC	1.80	2.20	3.19	n/a	3.66
Class D
With 1% CDSC	0.80	1.21	n/a	n/a	n/a
Without CDSC	1.80	2.20	3.19	4.13	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$8.33	$8.31	$8.44	Class A	$0.336	$0.029	3.02%
Class C	8.32	8.30	8.43	Class C	0.262	0.029	2.24
Class D	8.32	8.30	8.43	Class D	0.262	0.029	2.27

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	57%		AAA	75%
General Obligation Bondsøø	43		AA	16
			A	2
Option Adjusted Duration[3]	4.21	years	Non-Rated	7
Weighted Average Maturity[3]	11.80	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.33)%	(1.89)%	2.91%	4.18%	n/a
Without Sales Charge	2.54	3.04	3.90	4.68	n/a
Class C
With Sales Charge and CDSC‡	(0.02)	0.13	2.76	n/a	3.21%
Without Sales Charge and CDSC	2.03	2.16	2.97	n/a	3.35
Class D
With 1% CDSC	1.03	1.16	n/a	n/a	n/a
Without CDSC	2.03	2.16	2.97	3.75	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.67	$7.63	$7.75	Class A	$0.303	$0.006	3.12%
Class C	7.68	7.64	7.75	Class C	0.227	0.006	2.36
Class D	7.68	7.64	7.75	Class D	0.227	0.006	2.38

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	45%		AAA	67%
General Obligation Bondsøø	55		AA	14
			A	15
Option Adjusted Duration[3]	4.28	years	BBB	1
Weighted Average Maturity[3]	11.57	years	Non-Rated	3

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(1.92)%	(1.40)%	3.20%	4.53%	n/a
Without Sales Charge	2.92	3.51	4.21	5.04	n/a
Class C
With Sales Charge and CDSC‡	0.42	0.56	3.07	n/a	3.61%
Without Sales Charge and CDSC	2.46	2.58	3.28	n/a	3.76
Class D
With 1% CDSC	1.46	1.59	n/a	n/a	n/a
Without CDSC	2.46	2.58	3.28	4.08	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.78	$7.71	$7.84	Class A	$0.306	$0.020	3.02%
Class C	7.77	7.71	7.84	Class C	0.237	0.020	2.24
Class D	7.78	7.71	7.84	Class D	0.237	0.020	2.27

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	80%		AAA	49%
General Obligation Bondsøø	20		AA	35
			A	12
Option Adjusted Duration[3]	5.17	years	BBB	4
Weighted Average Maturity[3]	13.87	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.26)%	(1.29)%	3.44%	4.92%	n/a
Without Sales Charge	2.65	3.61	4.46	5.43	n/a
Class C
With Sales Charge and CDSC‡	0.21	0.71	3.32	n/a	3.73%
Without Sales Charge and CDSC	2.20	2.68	3.52	n/a	3.87
Class D
With 1% CDSC	1.20	1.69	n/a	n/a	n/a
Without CDSC	2.20	2.68	3.52	4.50	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$8.19	$8.15	$8.26	Class A	$0.343	$0.017	3.04%
Class C	8.20	8.16	8.27	Class C	0.269	0.017	2.27
Class D	8.20	8.16	8.27	Class D	0.269	0.017	2.29

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	71%		AAA	54%
General Obligation Bondsøø	29		AA	12
			A	34
Option Adjusted Duration[3]	4.89	years
Weighted Average Maturity[3]	16.34	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.58)%	(2.11)%	2.93%	4.36%	n/a
Without Sales Charge	2.25	2.78	3.94	4.87	n/a
Class C
With Sales Charge and CDSC‡	(0.10)	(0.14)	2.79	n/a	3.30%
Without Sales Charge and CDSC	1.91	1.84	2.99	n/a	3.44
Class D
With 1% CDSC	0.91	0.85	n/a	n/a	n/a
Without CDSC	1.91	1.84	2.99	3.93	n/a
Lehman Index**	3.44	4.45	5.1	5.91	5.49#

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.90	$7.88	$8.01	Class A	$0.309	$0.017	3.11%
Class C	7.95	7.92	8.06	Class C	0.237	0.017	2.34
Class D	7.95	7.92	8.06	Class D	0.237	0.017	2.36

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	43%		AAA	77%
General Obligation Bondsøø	57		AA	14
			A	4
Option Adjusted Duration[3]	4.08	years	BBB	5
Weighted Average Maturity[3]	11.44	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.23)%	(1.15)%	3.29%	4.68%	n/a
Without Sales Charge	2.67	3.75	4.29	5.19	n/a
Class C
With Sales Charge and CDSC‡	0.06	0.80	3.13	n/a	3.57%
Without Sales Charge and CDSC	2.09	2.82	3.34	n/a	3.71
Class D
With 1% CDSC	1.09	1.83	n/a	n/a	n/a
Without CDSC	2.09	2.82	3.34	4.25	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.83	$7.78	$7.87	Class A	$0.314	$0.013	3.18%
Class C	7.82	7.78	7.86	Class C	0.244	0.013	2.42
Class D	7.82	7.78	7.86	Class D	0.244	0.013	2.44

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	70%		AAA	54%
General Obligation Bondsøø	30		AA	21
			A	18
Option Adjusted Duration[3]	4.92	years	BBB	7
Weighted Average Maturity[3]	14.29	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended September 30, 2006

		Average Annual
Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(1.99)%	(1.32)%	3.64%	4.72%	n/a
Without Sales Charge	2.86	3.62	4.65	5.23	n/a
Class C
With Sales Charge and CDSC‡	0.29	0.60	3.51	n/a	3.77%
Without Sales Charge and CDSC	2.28	2.57	3.71	n/a	3.90
Class D
With 1% CDSC	1.28	1.58	n/a	n/a	n/a
Without CDSC	2.28	2.57	3.71	4.29	n/a
Lehman Index**	3.44	4.45	5.17	5.91	5.49#

				Dividend Per Share and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2006
	9/30/06	3/31/06	9/30/05		Dividend†	SEC 30-Day Yield††
Class A	$8.16	$8.09	$8.19	Class A	$0.319	3.26%
Class C	8.15	8.09	8.19	Class C	0.246	2.50
Class D	8.15	8.09	8.19	Class D	0.246	2.52

Holdings by Market Sectorø			Holdings by Credit Quality2ø
Revenue Bonds	79%		AAA	74%
General Obligation Bondsøø	21		AA	10
			A	9
Option Adjusted Duration[3]	5.96	years	BBB	7
Weighted Average Maturity3	17.99	years

_________________
See footnotes on page 18.

Performance and Portfolio Overview
_________________
[2]
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

[3]
Excludes variable rate demand notes. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value.

*	Returns for periods of less than one year are not annualized.
**
The Lehman Brothers Municipal Bond Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees or sales charges and does not reflect state-specific bond market performance. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	From 5/28/99.
‡	The CDSC is 1% for periods up to 18 months.
ø	Percentages based on current market values of long-term holdings at September 30, 2006.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the year ended September 30, 2006.
††	Current yield, representing the annualized yield for the 30-day period ended September 30, 2006, has been computed in accordance with SEC regulations and will vary.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of April 1, 2006 and held for the entire six-month period ended September 30, 2006.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
Fund	Beginning Account Value 4/1/06	Annualized Expense Ratio*	Ending Account Value 9/30/06	Expenses Paid During Period** 4/1/06 to 9/30/06	Ending Account Value 9/30/06	Expenses Paid During Period** 4/1/06 to 9/30/06
National
Class A	$1,000.00	0.89%	$1,021.20	$4.51	$1,020.61	$4.51
Class C	1,000.00	1.79	1,016.70	9.05	1,016.09	9.05
Class D	1,000.00	1.79	1,016.70	9.05	1,016.09	9.05
Colorado
Class A	1,000.00	0.91	1,022.40	4.61	1,020.51	4.61
Class C	1,000.00	1.81	1,017.90	9.16	1,015.99	9.15
Class D	1,000.00	1.81	1,017.90	9.16	1,015.99	9.15
Georgia
Class A	1,000.00	0.92	1,027.90	4.68	1,020.46	4.66
Class C	1,000.00	1.82	1,023.30	9.23	1,015.94	9.20
Class D	1,000.00	1.82	1,023.30	9.23	1,015.94	9.20
Louisiana
Class A	1,000.00	0.94	1,021.50	4.76	1,020.36	4.76
Class C	1,000.00	1.84	1,017.00	9.30	1,015.84	9.30
Class D	1,000.00	1.84	1,018.20	9.31	1,015.84	9.30
Maryland
Class A	1,000.00	0.91	1,028.30	4.63	1,020.51	4.61
Class C	1,000.00	1.81	1,022.40	9.18	1,015.99	9.15
Class D	1,000.00	1.81	1,023.70	9.18	1,015.99	9.15

_________________
See footnotes on page 20.

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
Fund	Beginning Account Value 4/1/06	Annualized Expense Ratio*	Ending Account Value 9/30/06	Expenses Paid During Period** 4/1/06 to 9/30/06	Ending Account Value 9/30/06	Expenses Paid During Period** 4/1/06 to 9/30/06

Massachusetts
Class A	$1,000.00	0.87%	$1,023.80	$4.41	$1,020.71	$4.41
Class C	1,000.00	1.77	1,018.00	8.95	1,016.19	8.95
Class D	1,000.00	1.77	1,018.00	8.95	1,016.19	8.95
Michigan
Class A	1,000.00	0.86	1,022.50	4.36	1,020.76	4.36
Class C	1,000.00	1.76	1,018.00	8.90	1,016.24	8.90
Class D	1,000.00	1.76	1,018.00	8.90	1,016.24	8.90
Minnesota
Class A	1,000.00	0.85	1,025.40	4.32	1,020.81	4.31
Class C	1,000.00	1.75	1,020.30	8.86	1,016.29	8.85
Class D	1,000.00	1.75	1,020.30	8.86	1,016.29	8.85
Missouri
Class A	1,000.00	0.93	1,029.20	4.73	1,020.41	4.71
Class C	1,000.00	1.83	1,024.60	9.29	1,015.89	9.25
Class D	1,000.00	1.83	1,024.60	9.29	1,015.89	9.25
New York
Class A	1,000.00	0.85	1,026.50	4.32	1,020.81	4.31
Class C	1,000.00	1.75	1,022.00	8.87	1,016.29	8.85
Class D	1,000.00	1.75	1,022.00	8.87	1,016.29	8.85
Ohio
Class A	1,000.00	0.84	1,022.50	4.26	1,020.86	4.26
Class C	1,000.00	1.74	1,019.10	8.81	1,016.34	8.80
Class D	1,000.00	1.74	1,019.10	8.81	1,016.34	8.80
Oregon
Class A	1,000.00	0.90	1,026.70	4.57	1,020.56	4.56
Class C	1,000.00	1.80	1,020.90	9.12	1,016.04	9.10
Class D	1,000.00	1.80	1,020.90	9.12	1,016.04	9.10
South Carolina
Class A	1,000.00	0.84	1,028.60	4.27	1,020.86	4.26
Class C	1,000.00	1.74	1,022.80	8.82	1,016.34	8.80
Class D	1,000.00	1.74	1,022.80	8.82	1,016.34	8.80
________________
*
Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.

**
Expenses are equal to the Fund’s annualized expense ratios based on actual expenses for the period April 1, 2006 to September 30, 2006, multiplied by the average account value over the period, multiplied by 183/365 (number of days in the period).

Portfolios of Investments
September 30, 2006

National Fund
State	Face Amount	Municipal Bonds	Rating†	Value
Alaska — 0.8%	$515,000	Alaska Housing Finance Corporation Mortgage Rev., 5.75% due 6/1/2024*	Aaa	$531,372
Florida — 5.9%	4,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041Ø	Aa2	4,077,960
Georgia — 0.4%	285,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing), 5.75% due 12/1/2031*	AAA‡	294,778
Indiana — 6.6%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5.25% due 3/1/2022	Aaa	4,586,850
Massachusetts — 4.6%	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,203,700
Missouri — 7.0%	4,750,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5.875% due 11/1/2026*	A1	4,845,808
New York — 1.5%	1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	1,019,610
Tennessee — 7.5%	5,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5.375% due 7/1/2024	AA‡	5,246,900
Texas — 14.1%	3,700,000	Harris County, TX Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6.75% due 2/15/2021††	AAA‡	3,709,435
	4,750,000	Potter County, TX Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5.75% due 9/1/2016	Aaa	4,852,458
	1,055,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020††	AAA‡	1,223,230
Washington — 3.9%	2,500,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aaa	2,686,575
Wisconsin — 14.7%	6,000,000	La Crosse, WI Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	6,520,260
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.125% due 8/15/2033	A2	1,028,820
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.75% due 8/15/2030	A2	2,688,400
Wyoming — 5.9%	4,000,000	Sweetwater County, WY Pollution Control Rev. (Idaho Power Company Project), 6.05% due 7/15/2026	Baa1	4,082,680
Total Municipal Bonds (Cost $48,477,264) — 72.9%				50,598,836
Short-Term Holdings
Florida — 1.4%	1,000,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	1,000,000
Missouri — 2.9%	2,000,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	2,000,000
New York — 11.4%	3,400,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2023	VMIG 1	3,400,000
	1,300,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	1,300,000
	3,120,000	New York, NY GOs, 6.25% due 4/15/2027Ø	Aaa	3,197,438
Texas — 1.9%	1,320,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020Ø	AAA‡	1,341,542
Washington — 8.3%	5,520,000	Seattle, WA Water System Rev., 5.625% due 8/1/2026Ø	Aaa	5,723,578
Total Short-Term Holdings (Cost $17,507,358) — 25.9%				17,962,558
Total Investments (Cost $65,984,622) — 98.8%				68,561,394
Other Assets Less Liabilities — 1.2%				867,462
Net Assets — 100.0%				$69,428,856
________________
See footnotes on page 33.

Portfolios of Investments
September 30, 2006

Colorado Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022Ø	Aaa	$1,026,960
485,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023Ø	Aaa	520,711
515,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023Ø	Aaa	552,919
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5.75% due 5/15/2024Ø	Aaa	1,741,664
1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3	1,952,685
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,297,768
2,000,000	Colorado Springs, CO Utilities Rev., 5.375% due 11/15/2026	Aa2	2,032,800
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021Ø	Aaa	1,661,509
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa	47,485
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6.875% due 9/1/2011	Aaa	105,275
2,000,000	Denver, CO City & County Certificates of Participation, 5.50% due 12/1/2025Ø	Aaa	2,167,160
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5.50% due 11/15/2025	Aaa	2,057,380
1,000,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2025	Aa1	1,066,880
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023Ø	Aaa	1,131,265
2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1	2,528,950
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa	2,329,920
705,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa	727,870
1,750,000	Regional Transportation District, CO Sales Tax Rev., 5% due 11/1/2024	Aaa	1,852,970
1,750,000	University of Colorado Enterprise System Rev., 5.125% due 6/1/2028	Aaa	1,847,720
1,000,000	University of Colorado Hospital Authority Rev., 5.25% due 11/15/2022	Aaa	1,033,520
2,000,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	2,063,220
Total Municipal Bonds (Cost $29,066,912) — 93.4%			30,746,631
Short-Term Holdings
300,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	300,000
1,400,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2022	VMIG 1	1,400,000
Total Short-Term Holdings (Cost $1,700,000) — 5.2%			1,700,000
Total Investments (Cost $30,766,912) — 98.6%			32,446,631
Other Assets Less Liabilities — 1.4%			458,945
Net Assets — 100.0%			$32,905,576

________________
See footnotes on page 33.

Portfolios of Investments
September 30, 2006

Georgia Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Atlanta, GA Airport Rev., 5.625% due 1/1/2030*	Aaa	$2,106,960
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038Ø	Aaa	585,396
1,000,000	Atlanta, GA Water & Wastewater Rev., 5.75% due 11/1/2025	Aaa	1,212,460
1,500,000	Barnesville-Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,548,990
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1	1,357,300
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A1	1,129,560
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5.125% due 10/1/2032	Aaa	1,336,129
1,615,000	Georgia Housing & Finance Authority Rev. (Single Family Mortgage), 5.20% due 6/1/2029*	AAA‡	1,635,349
1,500,000	Georgia State GOs, 5.50% due 7/1/2017	Aaa	1,675,140
1,500,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1	1,569,450
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,136,300
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022Ø	Aaa	1,849,715
1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,622,295
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5.25% due 10/1/2027	Aaa	1,598,640
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6.25% due 7/1/2018	A1	585,390
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6.50% due 11/1/2015††	Aaa	1,767,075
810,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa	819,947
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa3	1,274,987
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	Aaa	1,065,590
Total Municipal Bonds (Cost $24,275,090) — 88.2%			25,876,673
Short-Term Holdings
500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	500,000
2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027Ø	Aa2	2,571,175
Total Short-Term Holdings (Cost $2,984,751) — 10.4%			3,071,175
Total Investments (Cost $27,259,841) — 98.6%			28,947,848
Other Assets Less Liabilities — 1.4%			402,496
Net Assets — 100.0%			$29,350,344

________________
See footnotes on page 33.

Portfolios of Investments
September 30, 2006

Louisiana Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5.75% due 12/1/2026*	A1	$2,529,000
660,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	660,436
1,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	1,032,370
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,027,890
2,065,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,111,380
435,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025Ø	Aaa	449,633
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.625% due 10/1/2016Ø	Aaa	2,599,300
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5.75% due 2/15/2021	Aaa	2,503,475
1,500,000	Louisiana State GOs, 5% due 4/15/2018Ø	Aaa	1,547,040
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,384,505
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5.75% due 5/15/2021	Aaa	2,644,850
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	1,276,912
2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project), 5.90% due 11/1/2026*	Aaa	2,579,325
2,500,000	Shreveport, LA Airport System Rev., 5.375% due 1/1/2024*	Aaa	2,582,225
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019Ø	Aaa	2,584,125
1,265,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7.25% due 12/1/2010††	Aaa	1,369,831
Total Municipal Bonds (Cost $28,570,151) — 96.0%			29,882,297
Short-Term Holdings
690,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	690,000
Total Short-Term Holdings (Cost $690,000) — 2.2%			690,000
Total Investments (Cost $29,260,151) — 98.2%			30,572,297
Other Assets Less Liabilities — 1.8%			553,945
Net Assets — 100.0%			$31,126,242

Maryland Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,340,000	Anne Arundel County, MD GOs, 5.125% due 2/1/2027Ø	Aa1	$1,380,615
1,205,000	Anne Arundel County, MD Special Obligation Bonds (Arundel Mills Project), 5.125% due 7/1/2024	Aa1	1,302,063
1,500,000	Baltimore County, MD Consolidated Public Improvement GOs, 5% due 9/1/2014	Aaa	1,640,025
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6.50% due 10/1/2011	A2	2,601,800
1,025,000	Baltimore, MD Project Rev. (Water Projects), 5% due 7/1/2024††	Aaa	1,141,860
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5.50% due 7/1/2026Ø	Aaa	2,199,100
2,000,000	Baltimore, MD Wastewater Projects Rev., 5.125% due 7/1/2042	Aaa	2,106,120
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020Ø	Aaa	1,076,280
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5.50% due 10/15/2025*	Aa2	2,506,955
1,500,000	Maryland GOs (State & Local Facilities), 5% due 8/1/2019	Aaa	1,630,935
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5.125% due 7/1/2028	Aaa	1,545,330
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,412,203
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	2,053,440

________________
See footnotes on page 33.

Portfolios of Investments
September 30, 2006

Maryland Fund (continued)

Face Amount	Municipal Bonds	Rating†	Value
$ 1,500,000	Montgomery County, MD GOs, 5% due 2/1/2017Ø	Aaa	$1,619,355
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa	472,846
2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019	Aa2	2,142,580
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5.25% due 7/1/2031	A3	1,870,708
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036Ø	AAA‡	1,093,100
1,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2	1,079,650
1,500,000	Washington Suburban Sanitation District, MD (Water Supply Bonds), 5% due 6/1/2018	Aaa	1,632,540
Total Municipal Bonds (Cost $31,967,142) — 91.4%			33,507,505
Short-Term Holdings
2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6.375% due 10/15/2006	Aaa	2,002,400
500,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG1	500,000
Total Short-Term Holdings (Cost $2,499,851) — 6.8%			2,502,400
Total Investments (Cost $34,466,993) — 98.2%			36,009,905
Other Assets Less Liabilities — 1.8%			652,115
Net Assets — 100.0%			$36,662,020

Massachusetts Fund

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5.25% due 11/1/2019	Aa2	$4,501,160
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa	3,128,010
5,000,000	Massachusetts Bay Transportation Authority, General Transportation System Rev., 5.75% due 3/1/2026Ø	Aa2	5,301,650
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5.75% due 7/1/2033	Baa1	533,400
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035Ø	Aaa	4,376,520
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5.375% due 7/1/2024	Aaa	5,100,000
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029	A2	5,267,300
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5.50% due 7/1/2030*	Aaa	2,168,804
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5.875% due 7/1/2017*	Aaa	2,043,240
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5.375% due 9/1/2023Ø	Aaa	3,684,345
3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5.75% due 7/1/2039*	Aaa	4,009,514
2,500,000	Massachusetts State Consolidated Loan GOs, 5.875% due 2/1/2020Ø	AAA‡	2,704,000
3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,203,700
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5.50% due 8/1/2029	Aaa	1,055,100
4,500,000	Massachusetts Water Resources Authority Rev., 5.75% due 8/1/2039Ø	Aaa	4,879,125
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa3	4,375,560
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5.375% due 6/15/2033Ø	Aaa	2,658,101
Total Municipal Bonds (Cost $54,219,970) — 90.2%			58,989,529
________________
See footnotes on page 33

Portfolios of Investments
September 30, 2006

Massachusetts Fund (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$ 800,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	$800,000
2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5.25% due 7/1/2027Ø	Aaa	2,065,040
600,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (SSM Health Care), VRDN, due 6/1/2033	A-1+‡	600,000
2,415,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev., VRDN, due 4/15/2023	A-1+‡	2,415,000
Total Short-Term Holdings (Cost $5,758,286) — 9.0%			5,880,040
Total Investments (Cost $59,978,256) — 99.2%			64,869,569
Other Assets Less Liabilities — 0.8%			524,603
Net Assets — 100.0%			$65,394,172

Michigan Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5.625% due 6/1/2030Ø	Aaa	$1,371,072
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5.25% due 7/1/2021*	Aaa	2,097,900
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	Aaa	1,358,525
1,455,000	Detroit, MI Water Supply System Rev., 6.25% due 7/1/2012††	Aaa	1,569,960
3,000,000	Forest Hills, MI Public Schools GOs, 5.50% due 5/1/2021Ø	Aa2	3,196,440
110,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	112,716
1,890,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028Ø	Aaa	1,953,580
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.50% due 5/15/2028Ø	Aaa	2,599,525
2,000,000	Michigan Comprehensive Transportation Rev., 5% due 5/15/2024	Aaa	2,140,260
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aaa	2,283,320
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group), 5% due 11/15/2026	Aaa	3,156,510
3,850,000	Michigan Municipal Bond Authority State Revolving Fund Rev. (Drinking Water Revolving Fund Revenue Bonds), 5% due 10/1/2022	Aaa	4,116,959
1,500,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2017	Aaa	1,665,705
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2018	Aaa	1,281,388
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5.50% due 6/1/2027Ø	Aaa	1,065,110
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa3	3,139,950
750,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2018	A1	800,962
1,000,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2019	A1	1,059,470
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6.125% due 11/15/2026Ø	AAA‡	6,497,760
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5.75% due 8/15/2026††	NR	5,395,057
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.125% due 8/15/2025	Aaa	4,111,720
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,149,150
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	2,144,860
2,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	2,274,080
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2020	Aaa	581,030
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,690,600
5,000,000	Walled Lake, MI Consolidated School District GOs, 5.50% due 5/1/2022Ø	Aa2	5,327,400
5,000,000	Western Michigan State University Rev., 5.125% due 11/15/2022	Aaa	5,068,900
Total Municipal Bonds (Cost $70,414,012) — 79.8%			74,209,909

________________
See footnotes on page 33.

Portfolios of Investments
September 30, 2006

Michigan Fund (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$1,300,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	$1,300,000
5,000,000	Detroit, MI GOs, 5.50% due 4/1/2016Ø	Aaa	5,099,300
2,700,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017*	P-1	2,700,000
5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group), 6% due 11/15/2036Ø	Aaa	5,114,350
1,400,000	Missouri State Health & Educational Facilities Authority Health Facility Rev.(Cox Health System), VRDN, due 6/1/2022	VMIG 1	1,400,000
700,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	700,000
1,500,000	Royal Oak, MI Hospital Finance Authority Revenue (William Beaumont Hospital), VRDN, due 1/1/2020	VMIG 1	1,500,000
Total Short-Term Holdings (Cost $17,491,317) — 19.2%			17,813,650
Total Investments (Cost $87,905,329) — 99.0%			92,023,559
Other Assets Less Liabilities — 1.0%			973,487
Net Assets — 100.0%			$92,997,046

Minnesota Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,350,000	Burnsville-Eagan-Savage, MN Independent School District GOs, 5.125% due 2/1/2017	Aa2	$2,391,689
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR	2,042,040
2,000,000	Dakota County, MN Community Development Agency GOs, 5.25% due 1/1/2019	Aaa	2,122,180
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa	4,270,200
5,000,000	Minneapolis & Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032Ø	Aaa	5,381,250
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,589,133
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5.25% due 12/1/2024Ø	Aa2	4,817,988
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa	1,213,375
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022Ø	Aaa	77,831
3,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5% due 10/1/2022	A2	3,724,350
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022Ø	A2	2,036,420
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5.25% due 4/1/2029	A2	2,524,100
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5.375% due 10/1/2032	Baa1	1,049,890
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023Ø	A2	1,822,463
3,480,000	Minnesota Public Facilities Authority Drinking Water Rev., 5% due 3/1/2019	Aaa	3,751,927
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,301,560
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa	1,493,320
3,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2024	Aaa	3,159,000
1,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2030	Aaa	1,051,070
3,305,000	Rochester, MN Waste Water GOs, 5% due 2/1/2025	Aaa	3,537,209
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5.875% due 5/1/2030	Aaa	4,033,538
4,000,000	Southern Minnesota Municipal Power Agency - Power Supply System Rev., 5% due 1/1/2012	Aaa	4,261,800
6,370,000	Western Minnesota Municipal Power Agency - Power Supply Rev., 6.375% due 1/1/2016††	Aaa	7,100,766
Total Municipal Bonds (Cost $65,533,448) — 87.1%			68,753,099

________________
See footnotes on page 33.

Portfolios of Investments
September 30, 2006

Minnesota Fund (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$ 400,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	$400,000
2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022Ø	A2	2,801,196
5,000,000	North Saint Paul - Maplewood, MN Independent School District GOs, 5.125% due 2/1/2025Ø	AAA‡	5,027,050
800,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	800,000
Total Short-Term Holdings (Cost $8,829,938) — 11.4%			9,028,246
Total Investments (Cost $74,363,386) — 98.5%			77,781,345
Other Assets Less Liabilities — 1.5%			1,170,621
Net Assets — 100.0%			$78,951,966

Missouri Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5% due 3/1/2022	BBB+‡	$1,038,800
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,325,200
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	2,223,740
1,000,000	Missouri Highways & Transportation Commission (State Road Bonds), 5.625% due 2/1/2018	Aaa	1,074,380
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5.125% due 5/1/2026	Aa1	1,828,225
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,057,640
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,426
1,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company Project), 5.45% due 10/1/2028*	A2	1,561,950
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5.25% due 6/1/2015	Aaa	2,695,650
1,250,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5.25% due 6/1/2028Ø	Aaa	1,347,925
2,400,000	Missouri State Health & Educational Facilities Authority Rev. (St. Louis University), 5.20% due 10/1/2026	Aaa	2,450,328
100,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	101,669
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5.75% due 10/15/2016††	Aa2	2,257,500
1,000,000	Springfield, MO Public Utility Rev., 5% due 8/1/2014	Aaa	1,086,860
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020Ø	AA+‡	1,602,225
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,034,460
1,250,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1	1,506,075
1,000,000	The Curators of the University of Missouri System Facilities Rev., 5% due 11/1/2026	Aa2	1,066,900
Total Municipal Bonds (Cost $23,681,576) — 86.4%			25,444,953
________________
See footnotes on page 33.

Portfolios of Investments
September 30 ,2006

Missouri Fund (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri Health System), 5.60% due 11/1/2026Ø	Aaa	$2,043,360
500,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017*	P-1	500,000
900,000	Montgomery County, MD General Obligations, VRDN, due 6/1/2026	VMIG 1	900,000
180,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	180,000
Total Short-Term Holdings (Cost $3,551,468) — 12.3%			3,623,360
Total Investments (Cost $27,233,044) — 98.7%			29,068,313
Other Assets Less Liabilities — 1.3%			381,322
Net Assets — 100.0%			$29,449,635

New York Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5.375% due 7/1/2031	Aaa	$2,680,325
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023Ø	Aaa	1,095,590
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5.125% due 1/1/2029	A1	3,109,624
2,250,000	Monroe County, NY Water Authority Water System Rev., 5.25% due 8/1/2036	Aa3	2,387,812
2,900,000	New York City, NY GOs, 6% due 5/15/2030Ø	A1	3,170,425
25,000	New York City, NY GOs, 6% due 5/15/2030	A1	26,923
5,000	New York City, NY GOs, 7.25% due 8/15/2024	A1	5,014
1,000,000	New York, NY GOs, 5% due 8/1/2017	Aaa	1,083,390
4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5.50% due 6/15/2033Ø	AAA‡	4,312,560
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1	1,065,310
4,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	4,078,440
1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of Modern Art), 5.125% due 7/1/2031	Aaa	1,055,160
45,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022	A1	46,201
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,058,300
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5.375% due 7/1/2025	Aaa	1,559,295
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,292,075
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5.50% due 1/1/2021	Aaa	4,085,680
3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7.75% due 8/15/2017*	A2	3,053,100
585,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.50% due 10/1/2028*	Aa1	592,318
345,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	347,691
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aaa	2,760,446
500,000	New York State Thruway Authority Highway and Bridge Revs., 5% due 4/1/2025	Aaa	531,670
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033Ø	AAA‡	1,078,500
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5.25% due 3/15/2032Ø	AAA‡	2,164,520

________________
See footnotes on page 33.

Portfolios of Investments
September 30, 2006

New York Fund (continued)

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5.75% due 3/1/2024*	A2	$4,557,400
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6.125% due 6/1/2094	A1	2,723,152
1,000,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project) 5.125% due 8/1/2029	A2	1,029,820
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5.50% due 7/1/2029	A3	2,336,333
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032Ø	Aa2	2,268,188
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2	391,829
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5.50% due 1/1/2030Ø	AAA‡	2,094,122
Total Municipal Bonds (Cost $54,883,103) — 83.3%			59,041,213
Short-Term Holdings
1,950,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	1,950,000
3,375,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022Ø	A1	3,470,209
80,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022Ø	A1	82,257
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5.50% due 7/1/2018Ø	Aaa	4,100,000
1,340,000	New York, NY GOs, 6.25% due 4/15/2027Ø	Aaa	1,373,259
Total Short-Term Holdings (Cost $10,636,796) — 15.5%			10,975,725
Total Investments (Cost $65,519,899) — 98.8%			70,016,938
Other Assets Less Liabilities — 1.2%			821,327
Net Assets — 100.0%			$70,838,265

Ohio Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,250,000	Beavercreek, OH Local School District GOs (School Improvement Bonds), 5.70% due 12/1/2020	Aaa	$2,279,745
2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5.125% due 4/1/2017Ø	Aaa	2,085,220
3,600,000	Cincinnati, OH GOs (Police and Firemen’s Disability), 6% due 12/1/2035Ø	Aa1	3,881,772
4,000,000	Cleveland, OH Airport System Rev., 5.125% due 1/1/2027*	Aaa	4,069,160
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa	86,833
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,654,775
7,000,000	Franklin County, OH GOs, 5.375% due 12/1/2020	Aaa	7,372,960
1,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5% due 5/1/2025	Aaa	1,057,150
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029Ø	Aa2	1,322,412
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.25% due 5/1/2031Ø	Aaa	4,308,960
1,595,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2024	Aaa	1,701,195
2,600,000	Montgomery County, OH GOs, 5% due 12/1/2024	Aaa	2,764,658
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/1/2024	Aaa	2,002,660
1,170,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029*	Aaa	1,199,905
1,150,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/1/2028*	Aaa	1,160,925
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022Ø	Aaa	4,124,400
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	2,271,177
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	2,408,378
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1	1,054,870

________________
See footnotes on page 33.

Portfolios of Investments
September 30, 2006

Ohio Fund (continued)

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	Ohio State University (General Receipts Bonds), 5% due 6/1/2025	Aa2	$3,179,490
1,000,000	Ohio State University (General Receipts Bonds), 5.125% due 12/1/2031	Aa2	1,048,830
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029Ø	Aa2	3,228,240
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5.375% due 12/1/2024Ø	Aaa	5,202,100
2,625,000	Ohio State Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2022	Aaa	2,992,579
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5.125% due 12/1/2023Ø	Aaa	7,766,700
895,000	Ohio State Water Development Authority Rev. (Safe Water), 9.375% due 12/1/2010††	Aaa	970,851
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project-Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2	2,528,050
1,500,000	Ohio Turnpike Commission Rev., 5.25% due 2/15/2031	Aaa	1,577,625
3,000,000	Ohio Turnpike Commission Rev., 5.50% due 2/15/2026	Aaa	3,535,470
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa3	4,375,560
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,690,600
2,300,000	University of Toledo, OH (General Receipts Bonds), 5.125% due 6/1/2030	Aaa	2,409,135
Total Municipal Bonds (Cost $84,800,945) — 87.3%			89,312,385
Short-Term Holdings
2,700,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	2,700,000
5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024Ø	Aaa	5,108,550
1,500,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	1,500,000
2,500,000	Twinsburg, OH City School District School Improvement GOs, 5.90% due 12/1/2021Ø	Aaa	2,559,575
Total Short-Term Holdings (Cost $11,469,219) — 11.6%			11,868,125
Total Investments (Cost $96,270,164) — 98.9%			101,180,510
Other Assets Less Liabilities — 1.1%			1,106,788
Net Assets — 100.0%			$102,287,298

Oregon Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5.125% due 10/1/2028	A-‡	$2,039,300
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 2/15/2018	A1	1,561,680
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 5/1/2021	A1	1,053,780
1,795,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A-‡	1,921,314
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025Ø	Aaa	1,061,900
1,500,000	Deschutes County, OR Administrative School District, GOs, 5.50% due 6/15/2016	Aaa	1,625,100
2,000,000	Lake Oswego School District, OR GOs, 5.25% due 6/1/2023	Aaa	2,283,540
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa	1,282,538
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5.25% due 10/1/2024	Aa2	1,073,570
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,002,140
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,079,900
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026Ø	Aaa	1,090,650
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5.125% due 11/15/2026	Aa2	2,111,440
750,000	Oregon Facilities Authority Rev. (Linfield College Project), 5% due 10/1/2025	Baa1	776,392
________________
See footnotes on page 33.

Portfolios of Investments
September 30, 2006

Oregon Fund (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa	$1,042,990
390,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028	Aaa	398,163
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5.25% due 10/1/2023	Baa1	2,045,200
720,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 4.40% due 7/1/2020	Aa2	729,403
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa	2,063,800
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5.50% due 1/1/2026	Aaa	2,638,475
350,000	Oregon State GOs (Veterans’ Welfare), 5.875% due 10/1/2018	Aa3	353,892
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*Ø	Aaa	1,093,127
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa	2,017,000
1,500,000	Portland, OR Water System Rev., 5% due 10/1/2013	Aaa	1,625,145
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	1,072,430
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036Ø	AAA‡	1,639,650
915,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa	929,219
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	A+‡	2,043,720
500,000	Tri-County Metropolitan Transportation District, OR (Payroll Tax & Grant Receipt Rev.), 5% due 5/1/2012	Aaa	534,955
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5.50% due 3/1/2032††	Aa2	1,073,950
500,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	515,805
970,000	Washington County, OR GOs, 5% due 6/1/2019	Aa2	1,064,080
1,300,000	Washington County, OR GOs, 5% due 6/1/2020	Aa2	1,422,772
2,355,000	Washington County, OR GOs, 5% due 6/1/2026Ø	Aa2	2,499,668
Total Municipal Bonds (Cost $46,343,083) — 93.0%			48,766,688
Short-Term Holdings
1,700,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	1,700,000
700,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (SSM Health Care), VRDN, due 6/1/2033	A-1+‡	700,000
500,000	Oregon State GOs (Veterans’ Welfare), 9% due 10/1/2006	Aa3	500,140
Total Short-Term Holdings (Cost $2,900,000) — 5.5%			2,900,140
Total Investments (Cost $49,243,083) — 98.5%			51,666,828
Other Assets Less Liabilities — 1.5%			774,735
Net Assets — 100.0%			$52,441,563
________________
See footnotes on page 33.

Portfolios of Investments
September 30, 2006

South Carolina Fund

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$4,195,280
245,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023	Aaa	264,252
1,340,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023Ø	Aaa	1,465,638
5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	5,225,500
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	Baa1	2,546,700
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa3	1,096,990
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	4,151,600
3,760,000	Horry County, SC School District GOs, 5.125% due 3/1/2022	Aa1	4,003,949
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.125% due 11/1/2026	Aaa	2,077,140
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.50% due 11/1/2032	A2	2,113,940
1,500,000	North Charleston, SC Sewer District Rev., 6.375% due 7/1/2012	Aaa	1,652,385
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6.25% due 1/1/2021	Aaa	1,530,238
1,500,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	1,705,560
2,320,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2023	Aaa	2,647,004
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa3	1,093,890
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,576,175
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	4,171,960
3,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5.25% due 2/1/2018	AA-‡	3,084,360
4,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030	A3	4,258,240
3,100,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5% due 1/1/2027	Aaa	3,298,152
705,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	717,415
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa	5,140,700
3,825,000	South Carolina Transportation Infrastructure Bank Rev., 5% due 10/1/2026	Aaa	4,023,250
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5.375% due 10/1/2024Ø	Aaa	5,297,050
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa	2,542,300
Total Municipal Bonds (Cost $66,946,845) — 92.0%			70,879,668
Short-Term Holdings
2,100,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017*	P-1	2,100,000
1,300,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	1,300,000
700,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	700,000
1,045,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev., VRDN, due 4/15/2023	A-1+‡	1,045,000
Total Short-Term Holdings (Cost $5,145,000) — 6.7%			5,145,000
Total Investments (Cost $72,091,845) — 98.7%			76,024,668
Other Assets Less Liabilities — 1.3%			988,113
Net Assets — 100.0%			$77,012,781

________________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA. Ratings have not been audited by Deloitte & Touche LLP.

††	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2006

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$50,598,836	$30,746,631	$25,876,673	$29,882,297	$33,507,505	$58,989,529	$74,209,909
Short-term holdings	17,962,558	1,700,000	3,071,175	690,000	2,502,400	5,880,040	17,813,650
Total investments*	68,561,394	32,446,631	28,947,848	30,572,297	36,009,905	64,869,569	92,023,559
Cash**	106,621	53,511	48,252	65,175	97,356	55,676	13,997
Interest receivable	888,272	504,624	436,359	519,489	552,948	737,008	1,523,218
Receivable for Capital Stock sold	62,381	10	196	58	97,097	255	77
Expenses prepaid to shareholder service agent	5,807	2,619	2,391	2,391	3,188	6,035	8,882
Receivable for securities sold	—	—	—	80,000	—	—	—
Other	4,626	2,014	1,790	2,926	2,232	4,053	5,882
Total Assets	69,629,101	33,009,409	29,436,836	31,242,336	36,762,726	65,672,596	93,575,615

Liabilities:
Dividends payable	110,077	52,016	45,714	50,580	52,453	99,849	128,924
Management fee payable	28,509	13,518	12,127	12,879	15,043	26,887	38,496
Payable for Capital Stock repurchased	11,884	9,945	—	22,040	—	106,346	349,596
Distribution and service (12b-1) fees payable	7,771	2,691	3,447	3,501	4,520	7,499	10,003
Accrued expenses and other	42,004	25,663	25,204	27,094	28,690	37,843	51,550
Total Liabilities	200,245	103,833	86,492	116,094	100,706	278,424	578,569
Net Assets	$69,428,856	$32,905,576	$29,350,344	$31,126,242	$36,662,020	$65,394,172	$92,997,046

Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$8,433	$4,307	$3,616	$3,747	$4,372	$7,794	$10,797
Class C	300	27	63	82	62	306	115
Class D	159	19	116	75	195	65	248
Additional paid-in capital	68,289,435	30,893,207	28,474,432	29,619,749	34,881,799	59,937,213	87,905,865
Undistributed net investment income	136,810	111,324	24,790	107,997	37,289	254,014	300,635
Undistributed/accumulated net realized gain (loss)	(1,583,053)	216,973	(840,680)	82,446	195,391	303,467	661,156
Net unrealized appreciation of investments	2,576,772	1,679,719	1,688,007	1,312,146	1,542,912	4,891,313	4,118,230
Net Assets	$69,428,856	$32,905,576	$29,350,344	$31,126,242	$36,662,020	$65,394,172	$92,997,046

Net Assets:
Class A	$65,846,178	$32,558,287	$27,966,489	$29,876,756	$34,623,483	$62,425,820	$89,978,181
Class C	$2,343,479	$206,325	$485,145	$651,793	$490,476	$2,450,473	$957,685
Class D	$1,239,199	$140,964	$898,710	$597,693	$1,548,061	$517,879	$2,061,180

Shares of Capital Stock Outstanding:
Class A	8,433,419	4,307,119	3,615,509	3,747,440	4,371,805	7,794,391	10,797,199
Class C	300,069	27,328	62,543	81,770	61,830	305,803	115,053
Class D	158,683	18,676	115,855	74,940	195,178	64,639	247,631

Net Asset Value Per Share:
Class A	$7.81	$7.56	$7.74	$7.97	$7.92	$8.01	$8.33
Class C	$7.81	$7.55	$7.76	$7.97	$7.93	$8.01	$8.32
Class D	$7.81	$7.55	$7.76	$7.98	$7.93	$8.01	$8.32
_______________
* Cost of total investments	$65,984,622	$30,766,912	$27,259,841	$29,260,151	$34,466,993	$59,978,256	$87,905,329
** Includes restricted cash as follows:	$13,000	$6,000	$2,000	$4,000	$5,000	$11,000	$11,000
See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2006

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund

Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$68,753,099	$25,444,953	$59,041,213	$89,312,385	$48,766,688	$70,879,668
Short-term holdings	9,028,246	3,623,360	10,975,725	11,868,125	2,900,140	5,145,000
Total investments*	77,781,345	29,068,313	70,016,938	101,180,510	51,666,828	76,024,668
Cash**	83,059	7,075	135,523	62,698	97,376	35,158
Interest receivable	1,236,286	453,255	911,077	1,568,998	817,386	1,113,337
Receivable for Capital Stock sold	34,549	6,288	56	21,855	626	30,731
Expenses prepaid to shareholder service agent	6,604	2,391	5,807	8,313	4,099	5,921
Receivable for securities sold	—	—	10,000	—	—	—
Other	4,819	1,854	4,308	6,230	3,164	4,697
Total Assets	79,146,662	29,539,176	71,083,709	102,848,604	52,589,479	77,214,512

Liabilities:
Dividends payable	114,346	40,764	109,821	146,274	69,778	105,745
Management fee payable	32,461	12,098	29,118	42,206	21,640	31,634
Payable for Capital Stock repurchased	—	8,044	56,449	312,180	17,104	11,045
Distribution and service (12b-1) fees payable	7,139	2,679	11,060	9,623	6,177	10,880
Accrued expenses and other	40,750	25,956	38,996	51,023	33,217	42,427
Total Liabilities	194,696	89,541	245,444	561,306	147,916	201,731
Net Assets	$78,951,966	$29,449,635	$70,838,265	$102,287,298	$52,441,563	$77,012,781

Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$10,184	$3,741	$7,788	$12,740	$6,369	$8,698
Class C	32	6	598	106	168	494
Class D	83	40	261	95	162	251
Additional paid-in capital	75,112,754	27,305,267	66,162,809	97,338,610	49,432,996	72,449,656
Undistributed net investment income	290,049	104,006	144,023	239,868	175,315	204,793
Undistributed/accumulated net realized gain (loss)	120,905	201,306	25,747	(214,467)	402,808	416,066
Net unrealized appreciation of investments	3,417,959	1,835,269	4,497,039	4,910,346	2,423,745	3,932,823
Net Assets	$78,951,966	$29,449,635	$70,838,265	$102,287,298	$52,441,563	$77,012,781

Net Assets:
Class A	$78,065,974	$29,096,989	$63,794,125	$100,686,398	$49,862,480	$70,936,749
Class C	$249,070	$44,193	$4,905,408	$843,771	$1,313,862	$4,026,221
Class D	$636,922	$308,453	$2,138,732	$757,129	$1,265,221	$2,049,811

Shares of Capital Stock Outstanding:
Class A	10,183,684	3,741,336	7,788,197	12,739,933	6,368,833	8,698,112
Class C	32,447	5,684	597,959	106,110	167,956	493,909
Class D	82,964	39,650	260,722	95,215	161,774	251,389

Net Asset Value Per Share:
Class A	$7.67	$7.78	$8.19	$7.90	$7.83	$8.16
Class C	$7.68	$7.77	$8.20	$7.95	$7.82	$8.15
Class D	$7.68	$7.78	$8.20	$7.95	$7.82	$8.15
_______________
* Cost of total investments	$74,363,386	$27,233,044	$65,519,899	$96,270,164	$49,243,083	$72,091,845
**Includes restricted cash as follows:	$16,000	$5,000	$7,000	$13,000	$3,000	$5,000

See Notes to Financial Statements.

Statements of Operations
For the Year Ended September 30, 2006

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund

Investment Income:
Interest	$3,802,672	$1,734,640	$1,562,538	$1,766,128	$1,912,868	$3,534,606	$4,889,697

Expenses:
Management fees	353,179	170,798	153,315	168,757	191,651	343,191	488,324
Shareholder account services	123,788	59,645	56,282	61,929	72,435	125,888	179,432
Distribution and service (12b-1) fees	105,549	36,244	44,274	44,995	57,527	94,216	123,940
Registration	43,533	11,639	11,910	13,071	14,840	18,675	19,703
Auditing and legal fees	32,967	27,953	22,405	28,757	26,181	36,359	42,030
Custody and related services	9,374	6,281	4,121	5,829	5,677	9,487	13,778
Directors’ fees and expenses	7,003	6,025	5,936	6,018	6,132	6,943	7,704
Shareholder reports and communications	2,477	1,693	1,332	2,957	2,750	2,053	3,807
Miscellaneous	8,100	5,529	5,578	5,356	5,612	8,135	10,805
Total Expenses	685,970	325,807	305,153	337,669	382,805	644,947	889,523
Net Investment Income	3,116,702	1,408,833	1,257,385	1,428,459	1,530,063	2,889,659	4,000,174

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	146,358	251,848	98,270	66,839	219,084	260,270	600,732
Net change in unrealized appreciation of investments	(861,668)	(679,326)	(290,500)	(365,685)	(362,613)	(1,269,463)	(1,673,604)
Net Loss on Investments	(715,310)	(427,478)	(192,230)	(298,846)	(143,529)	(1,009,193)	(1,072,872)
Increase in Net Assets from Operations	$2,401,392	$981,355	$1,065,155	$1,129,613	$1,386,534	$1,880,466	$2,927,302

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund

Investment Income:
Interest	$4,033,843	$1,507,774	$3,741,328	$5,055,537	$2,702,558	$3,865,492

Expenses:
Management fees	408,960	151,253	364,734	525,248	269,440	396,449
Shareholder account services	149,230	54,881	124,936	185,316	89,333	136,319
Distribution and service (12b-1) fees	89,436	33,470	136,798	119,132	76,752	137,806
Registration	14,249	11,574	16,777	17,267	12,474	14,542
Auditing and legal fees	41,777	20,778	33,681	43,599	39,228	39,608
Custody and related services	11,907	6,718	11,870	17,256	16,053	12,793
Directors’ fees and expenses	7,290	5,921	7,052	7,894	6,540	7,212
Shareholder reports and communications	2,120	2,184	2,477	3,120	730	2,673
Miscellaneous	9,855	5,380	8,818	11,599	6,969	9,358
Total Expenses	734,824	292,159	707,143	930,431	517,519	756,760
Net Investment Income	3,299,019	1,215,615	3,034,185	4,125,106	2,185,039	3,108,732

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	76,568	178,509	26,764	(219,550)	352,746	402,473
Net change in unrealized appreciation of investments	(972,170)	(396,609)	(567,527)	(1,088,386)	(569,200)	(864,387)
Net Loss on Investments	(895,602)	(218,100)	(540,763)	(1,307,936)	(216,454)	(461,914)
Increase in Net Assets from Operations	$2,403,417	$997,515	$2,493,422	$2,817,170	$1,968,585	$2,646,818
_______________
See Notes to Financial Statements.

Statements of Changes in Net Assets

	National Fund		Colorado Fund		Georgia Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2006	2005	2006	2005	2006	2005

Operations:
Net investment income	$3,116,702	$3,215,770	$1,408,833	$1,462,978	$1,257,385	$1,314,242
Net realized gain (loss) on investments	146,358	31,757	251,848	4,332	98,270	(26,923)
Net change in unrealized appreciation of investments	(861,668)	(874,558)	(679,326)	(79,672)	(290,500)	(234,765)
Increase in Net Assets from Operations	2,401,392	2,372,969	981,355	1,387,638	1,065,155	1,052,554

Distributions to Shareholders:
Net investment income:
Class A	(2,943,037)	(3,026,126)	(1,377,363)	(1,432,681)	(1,210,851)	(1,248,198)
Class C	(89,012)	(110,415)	(5,659)	(3,461)	(17,749)	(18,349)
Class D	(53,346)	(58,100)	(4,855)	(4,372)	(31,850)	(40,711)
Total	(3,085,395)	(3,194,641)	(1,387,877)	(1,440,514)	(1,260,450)	(1,307,258)
Net realized long-term gain on investments:
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class D	—	—	—	—	—	—
Total	—	—	—	—	—	—
Decrease in Net Assets from Distributions	(3,085,395)	(3,194,641)	(1,387,877)	(1,440,514)	(1,260,450)	(1,307,258)

Capital Share Transactions:
Net proceeds from sales of shares	1,978,168	1,126,851	1,253,400	922,501	272,683	462,335
Investment of dividends	1,805,443	1,927,578	780,422	813,065	850,283	861,057
Exchanged from associated funds	2,823,692	1,007,771	52,561	82,143	109,377	188,537
Investment of gain distributions	—	—	—	—	—	—
Total	6,607,303	4,062,200	2,086,383	1,817,709	1,232,343	1,511,929
Cost of shares repurchased	(8,031,015)	(9,864,302)	(4,017,436)	(2,704,747)	(3,676,744)	(3,992,044)
Exchanged into associated funds	(922,246)	(189,170)	(72,370)	(28,322)	(159,101)	(161,379)
Total	(8,953,261)	(10,053,472)	(4,089,806)	(2,733,069)	(3,835,845)	(4,153,423)
Decrease in Net Assets from Capital Share Transactions	(2,345,958)	(5,991,272)	(2,003,423)	(915,360)	(2,603,502)	(2,641,494)
Decrease in Net Assets	(3,029,961)	(6,812,944)	(2,409,945)	(968,236)	(2,798,797)	(2,896,198)

Net Assets:
Beginning of year	72,458,817	79,271,761	35,315,521	36,283,757	32,149,141	35,045,339
End of Year*	$69,428,856	$72,458,817	$32,905,576	$35,315,521	$29,350,344	$32,149,141
_______________
* Including undistributed net investment income as follows:	$136,810	$129,973	$111,324	$108,982	$24,790	$44,117
See Notes to Financial Statements.

Statements of Changes in Net Assets

	Louisiana Fund		Maryland Fund		Massachusetts Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2006	2005	2006	2005	2006	2005

Operations:
Net investment income	$1,428,459	$1,717,788	$1,530,063	$1,628,003	$2,889,659	$3,087,268
Net realized gain on investments	66,839	68,400	219,084	143,191	260,270	212,407
Net change in unrealized appreciation of investments	(365,685)	(733,986)	(362,613)	(269,600)	(1,269,463)	(1,169,135)
Increase in Net Assets from Operations	1,129,613	1,052,202	1,386,534	1,501,594	1,880,466	2,130,540

Distributions to Shareholders:
Net investment income:
Class A	(1,384,614)	(1,658,151)	(1,467,285)	(1,566,872)	(2,754,557)	(2,935,287)
Class C	(23,714)	(23,228)	(15,244)	(11,890)	(79,102)	(89,046)
Class D	(19,643)	(15,912)	(53,419)	(60,861)	(18,372)	(20,777)
Total	(1,427,971)	(1,697,291)	(1,535,948)	(1,639,623)	(2,852,031)	(3,045,110)
Net realized long-term gain on investments:
Class A	(114,883)	(149,267)	(109,935)	(208,218)	(245,532)	(219,815)
Class C	(2,301)	(2,469)	(1,216)	(2,140)	(8,973)	(8,698)
Class D	(1,802)	(1,641)	(5,518)	(10,324)	(2,163)	(2,235)
Total	(118,986)	(153,377)	(116,669)	(220,682)	(256,668)	(230,748)
Decrease in Net Assets from Distributions	(1,546,957)	(1,850,668)	(1,652,617)	(1,860,305)	(3,108,699)	(3,275,858)

Capital Share Transactions:
Net proceeds from sales of shares	936,043	2,402,151	595,855	791,686	754,529	1,596,434
Investment of dividends	869,125	993,243	986,037	1,012,560	1,730,156	1,843,868
Exchanged from associated funds	124,342	849	472,287	77,790	210,453	176,409
Investment of gain distributions	87,103	112,517	91,091	171,438	195,415	177,112
Total	2,016,613	3,508,760	2,145,270	2,053,474	2,890,553	3,793,823
Cost of shares repurchased	(9,568,313)	(6,456,112)	(6,010,384)	(3,654,578)	(8,767,521)	(9,680,183)
Exchanged into associated funds	(280,463)	—	(707,868)	(55,651)	(233,024)	(190,840)
Total	(9,848,776)	(6,456,112)	(6,718,252)	(3,710,229)	(9,000,545)	(9,871,023)
Decrease in Net Assets from Capital Share Transactions	(7,832,163)	(2,947,352)	(4,572,982)	(1,656,755)	(6,109,992)	(6,077,200)
Decrease in Net Assets	(8,249,507)	(3,745,818)	(4,839,065)	(2,015,466)	(7,338,225)	(7,222,518)

Net Assets:
Beginning of year	39,375,749	43,121,567	41,501,085	43,516,551	72,732,397	79,954,915
End of Year*	$31,126,242	$39,375,749	$36,662,020	$41,501,085	$65,394,172	$72,732,397
_______________
* Including undistributed net investment income as follows:	$107,997	$155,614	$37,289	$22,995	$254,014	$261,705

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Michigan Fund		Minnesota Fund		Missouri Find
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2006	2005	2006	2005	2006	2005

Operations:
Net investment income	$4,000,174	$4,407,716	$3,299,019	$3,542,983	$1,215,615	$1,307,730
Net realized gain on investments	600,732	326,603	76,568	245,398	178,509	68,577
Net change in unrealized appreciation of investments	(1,673,604)	(1,988,278)	(972,170)	(1,328,509)	(396,609)	(252,742)
Increase in Net Assets from Operations	2,927,302	2,746,041	2,403,417	2,459,872	997,515	1,123,565

Distributions to Shareholders:
Net investment income:
Class A	(3,829,166)	(4,238,185)	(3,204,534)	(3,437,657)	(1,183,212)	(1,275,006)
Class C	(28,806)	(28,808)	(7,529)	(8,499)	(1,684)	(4,643)
Class D	(65,235)	(71,734)	(19,519)	(33,698)	(10,383)	(11,176)
Total	(3,923,207)	(4,338,727)	(3,231,582)	(3,479,854)	(1,195,279)	(1,290,825)
Net realized long-term gain on investments:
Class A	(340,602)	(12,579)	(65,483)	—	(79,200)	(25,460)
Class C	(3,167)	(103)	(222)	—	(151)	(106)
Class D	(7,224)	(284)	(534)	—	(924)	(263)
Total	(350,993)	(12,966)	(66,239)	—	(80,275)	(25,829)
Decrease in Net Assets from Distributions	(4,274,200)	(4,351,693)	(3,297,821)	(3,479,854)	(1,275,554)	(1,316,654)

Capital Share Transactions:
Net proceeds from sales of shares	1,261,568	1,893,714	1,022,326	1,112,211	354,110	413,148
Investment of dividends	2,520,394	2,747,519	2,212,560	2,367,511	697,947	744,256
Exchanged from associated funds	835,021	253,798	87,032	128,860	6,165	119,537
Investment of gain distributions	270,523	10,090	52,386	—	57,744	18,648
Total	4,887,506	4,905,121	3,374,304	3,608,582	1,115,966	1,295,589
Cost of shares repurchased	(13,130,509)	(11,907,628)	(8,908,931)	(9,498,252)	(3,096,406)	(3,525,582)
Exchanged into associated funds	(448,067)	(583,074)	(326,495)	(110,018)	(142,168)	(110,279)
Total	(13,578,576)	(12,490,702)	(9,235,426)	(9,608,270)	(3,238,574)	(3,635,861)
Decrease in Net Assets from Capital Share Transactions	(8,691,070)	(7,585,581)	(5,861,122)	(5,999,688)	(2,122,608)	(2,340,272)
Decrease in Net Assets	(10,037,968)	(9,191,233)	(6,755,526)	(7,019,670)	(2,400,647)	(2,533,361)

Net Assets:
Beginning of year	103,035,014	112,226,247	85,707,492	92,727,162	31,850,282	34,383,643
End of Year*	$92,997,046	$103,035,014	$78,951,966	$85,707,492	$29,449,635	$31,850,282
_______________
* Including undistributed net investment income as follows:	$300,635	$282,086	$290,049	$266,635	$104,006	$106,525
See Notes to Financial Statements.

Statements of Changes in Net Assets

	New York Fund		Ohio Fund		Oregon Fund
	Year September 30,		Year September 30,		Year September 30,
	2006	2005	2006	2005	2006	2005

Operations:
Net investment income	$3,034,185	$3,097,861	$4,125,106	$4,399,759	$2,185,039	$2,271,201
Net realized gain (loss) on investments	26,764	141,864	(219,550)	198,583	352,746	55,614
Net change in unrealized appreciation of investments	(567,527)	(279,395)	(1,088,386)	(1,114,450)	(569,200)	(355,937)
Increase in Net Assets from Operations	2,493,422	2,960,330	2,817,170	3,483,892	1,968,585	1,970,878

Distributions to Shareholders:
Net investment income:
Class A	(2,761,332)	(2,831,243)	(4,045,246)	(4,274,269)	(2,068,465)	(2,143,398)
Class C	(160,152)	(162,887)	(26,338)	(27,777)	(40,875)	(44,570)
Class D	(75,789)	(76,685)	(22,356)	(25,612)	(40,429)	(46,314)
Total	(2,997,273)	(3,070,815)	(4,093,940)	(4,327,658)	(2,149,769)	(2,234,282)
Net realized long-term gain on investments:
Class A	(140,310)	(17,322)	(226,931)	(348,611)	(87,714)	(42,399)
Class C	(10,120)	(1,323)	(1,962)	(3,099)	(2,125)	(1,250)
Class D	(4,941)	(592)	(1,634)	(3,061)	(2,593)	(1,160)
Total	(155,371)	(19,237)	(230,527)	(354,771)	(92,432)	(44,809)
Decrease in Net Assets from Distributions	(3,152,644)	(3,090,052)	(4,324,467)	(4,682,429)	(2,242,201)	(2,279,091)

Capital Share Transactions:
Net proceeds from sales of shares	1,602,997	2,467,591	1,369,336	1,041,390	1,941,237	2,029,051
Investment of dividends	1,876,407	1,995,878	2,564,404	2,770,523	1,343,905	1,401,848
Exchanged from associated funds	174,211	307,955	44,756	47,963	144,499	144,342
Investment of gain distributions	122,615	15,203	178,565	277,438	73,500	35,841
Total	3,776,230	4,786,627	4,157,061	4,137,314	3,503,141	3,611,082
Cost of shares repurchased	(8,629,602)	(7,496,328)	(9,375,883)	(9,778,573)	(5,967,376)	(6,409,119)
Exchanged into associated funds	(648,332)	(28,128)	(268,832)	(438,526)	(652,323)	(402,208)
Total	(9,277,934)	(7,524,456)	(9,644,715)	(10,217,099)	(6,619,699)	(6,811,327)
Decrease in Net Assets from Capital Share Transactions	(5,501,704)	(2,737,829)	(5,487,654)	(6,079,785)	(3,116,558)	(3,200,245)
Decrease in Net Assets	(6,160,926)	(2,867,551)	(6,994,951)	(7,278,322)	(3,390,174)	(3,508,458)

Net Assets:
Beginning of year	76,999,191	79,866,742	109,282,249	116,560,571	55,831,737	59,340,195
End of Year*	$70,838,265	$76,999,191	$102,287,298	$109,282,249	$52,441,563	$55,831,737
_______________
* Including undistributed net investment income as follows:	$144,023	$107,818	$239,868	$237,425	$175,315	$188,503
See Notes to Financial Statements.

Statements of Changes in Net Assets

	South Carolina Fund
	Year Ended September 30,
	2006	2005

Operations:
Net investment income	$3,108,732	$3,207,498
Net realized gain on investments	402,473	—
Net change in unrealized appreciation of investments	(864,387)	243,340
Increase in Net Assets from Operations	2,646,818	3,450,838

Distributions to Shareholders:
Net investment income:
Class A	(2,861,576)	(2,928,027)
Class C	(128,515)	(156,873)
Class D	(71,298)	(84,022)
Total	(3,061,389)	(3,168,922)
Net realized long-term gain on investments:
Class A	—	(140,952)
Class C	—	(9,594)
Class D	—	(5,455)
Total	—	(156,001)
Decrease in Net Assets from Distributions	(3,061,389)	(3,324,923)

Capital Share Transactions:
Net proceeds from sales of shares	4,396,691	5,034,629
Investment of dividends	2,020,091	2,106,158
Exchanged from associated funds	476,195	71,901
Investment of gain distributions	—	131,879
Total	6,892,977	7,344,567
Cost of shares repurchased	(12,084,343)	(8,765,158)
Exchanged into associated funds	(276,594)	(957,133)
Total	(12,360,937)	(9,722,291)
Decrease in Net Assets from Capital Share Transactions	(5,467,960)	(2,377,724)
Decrease in Net Assets	(5,882,531)	(2,251,809)

Net Assets:
Beginning of year	82,895,312	85,147,121
End of Year*	$77,012,781	$82,895,312

_______________
* Including undistributed net investment income as follows:	$204,793	$164,537
See Notes to Financial Statements.

Notes to Financial Statements

1.
Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Series”) consists of 13 separate funds: the “National Fund,” the “Colorado Fund,” the “Georgia Fund,” the “Louisiana Fund,” the “Maryland Fund,” the “Massachusetts Fund,” the “Michigan Fund,” the “Minnesota Fund,” the “Missouri Fund,” the “New York Fund,” the “Ohio Fund,” the “Oregon Fund,” and the “South Carolina Fund” (each, a “Fund”, collectively, the “Funds”).

Each Fund of the Series offers the following three classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.
Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Funds:

a.
Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. &  W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities.

Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.
Federal Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2006, the interest rates paid on these notes ranged from 3.59% to 3.86%.

d.
Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2006, distribution and service fees were the only class-specific expenses.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend date.

f.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Series’ insurance policies.

3.
Management Fee, Distribution Services, and Other Transactions —The Manager manages the affairs of the Funds and provides the necessary personnel and facilities. Compensation of all Officers of the Funds, all Directors of the Funds who are employees of the Manager, and all personnel of the Funds and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Funds’ shares, and Seligman Services, Inc., each an affiliate of the Manager, received in the aggregate, commissions and concessions from sales of Class A and Class C shares. Commissions were also paid to dealers for sales of Class A and Class C shares as follows:

Fund	Commissions and Concessions Retained by Affiliates	Dealer Commissions
National	$4,925	$36,905
Colorado	4,137	28,515
Georgia	1,302	9,438
Louisiana	5,876	27,620
Maryland	2,439	13,656
Massachusetts	2,132	15,184
Michigan	3,896	26,294
Minnesota	4,706	32,723
Missouri	1,996	9,997
New York	13,944	45,452
Ohio	7,382	34,984
Oregon	7,363	51,633
South Carolina	12,267	78,922

Notes to Financial Statements

The Funds each have an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the year ended September 30, 2006, fees incurred under the Plan, equivalent to 0.10% per annum of the average daily net assets of Class A shares, were as follows:

Fund		Fund
National	$64,992	Minnesota	$80,302
Colorado	32,952	Missouri	29,521
Georgia	28,950	New York	65,107
Louisiana	32,105	Ohio	102,819
Maryland	35,720	Oregon	50,845
Massachusetts	64,577	South Carolina	71,922
Michigan	94,066

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the year ended September 30, 2006, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Fund	Class C	Class D	Fund	Class C	Class D
National	$25,365	$15,192	Minnesota	$2,544	$6,590
Colorado	1,762	1,530	Missouri	552	3,397
Georgia	5,479	9,845	New York	48,629	23,062
Louisiana	7,051	5,839	Ohio	8,828	7,485
Maryland	4,827	16,980	Oregon	12,979	12,928
Massachusetts	24,052	5,587	South Carolina	42,363	23,521
Michigan	9,146	20,728

The Distributor and Seligman Services, Inc. are eligible to receive distribution and service fees pursuant to the Plan. For the year ended September 30, 2006, the Distributor and Seligman Services, Inc. received distribution and service fees pursuant to the Plan, as follows:

Fund	Distribution and Service Fees	Fund	Distribution and Service Fees
National	$8,863	Minnesota	$2,418
Colorado	2,903	Missouri	1,298
Georgia	1,101	New York	12,292
Louisiana	1,043	Ohio	5,064
Maryland	1,674	Oregon	1,576
Massachusetts	2,625	South Carolina	4,905
Michigan	2,692

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the year ended September 30, 2006, such charges were as follows:

Fund		Fund
National	$489	Minnesota	$1
Colorado	1	Missouri	1
Georgia	16	New York	3
Louisiana	16	Ohio	1
Maryland	785	Oregon	1
Massachusetts	364	South Carolina	1,340
Michigan	22

Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Funds’ Directors as follows:

Fund		Fund
National	$123,788	Minnesota	$149,230
Colorado	59,645	Missouri	54,881
Georgia	56,282	New York	124,936
Louisiana	61,929	Ohio	185,316
Maryland	72,435	Oregon	89,333
Massachusetts	125,888	South Carolina	136,319
Michigan	179,432

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009, respectively. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of September 30, 2006, the Series’ potential obligation under the Guaranties was $123,000. As of September 30, 2006, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

Certain Officers and Directors of the Funds are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation agreement under which Directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The accumulated balances at December 31, 2005 were paid to the participating Directors in January 2006 as follows:

Notes to Financial Statements

Fund		Fund

National	$7,319	Minnesota	$6,823
Colorado	5,412	Missouri	5,418
Georgia	5,277	New York	6,624
Louisiana	5,701	Ohio	7,082
Maryland	5,696	Oregon	5,513
Massachusetts	6,708	South Carolina	5,721
Michigan	6,904

As of September 30, 2006, no Directors were participating in the deferred compensation arrangement.

4.
Committed Line of Credit — The Series is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Directors have currently limited each Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. There were no borrowings during the year ended September 30, 2006.

5.	Purchases and Sales of Securities— Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2006, were as follows:

Fund	Purchases	Sales
National	—	$7,465,000
Colorado	$1,055,430	1,959,257
Georgia	—	2,372,740
Louisiana	—	6,006,790
Maryland	4,821,180	7,212,180
Massachusetts	—	6,595,000
Michigan	9,588,267	24,423,300
Minnesota	8,164,294	10,740,000
Missouri	4,228,590	5,968,683
New York	—	4,477,155
Ohio	6,934,226	10,044,800
Oregon	8,380,932	10,062,200
South Carolina	7,266,821	12,620,000

6.
Federal Tax Information— Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At September 30, 2006, each Fund’s tax basis cost was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes. The tax basis cost was as follows:

Fund	Tax Basis Cost
National	$65,848,559
Colorado	30,649,387
Georgia	27,228,417
Louisiana	29,155,840
Maryland	34,431,141
Massachusetts	59,724,888
Michigan	87,610,671
Minnesota	74,073,842
Missouri	27,129,339
New York	65,380,593
Ohio	96,006,656
Oregon	49,070,246
South Carolina	71,893,558

Notes to Financial Statements

At September 30, 2006, the tax basis components of accumulated earnings were as follows:

	National	Colorado	Georgia	Louisiana	Maryland
Gross unrealized appreciation of portfolio securities	$2,712,835	$1,797,244	$1,736,321	$1,416,457	$1,675,711
Gross unrealized depreciation of portfolio securities	—	—	(16,890)	—	(96,947)
Net unrealized appreciation of portfolio securities	2,712,835	1,797,244	1,719,431	1,416,457	1,578,764
Undistributed tax-exempt income	110,824	45,815	39,080	54,266	53,890
Capital loss carryforward	(1,583,053)	—	(840,680)	—	—
Undistributed net realized gain	—	216,973	—	82,446	195,391
Total accumulated net earnings	$1,240,606	$2,060,032	$917,831	$1,553,169	$1,828,045

	Massachusetts	Michigan	Minnesota	Missouri	New York
Gross unrealized appreciation of portfolio securities	$5,151,299	$4,412,888	$3,707,503	$1,939,042	$4,636,345
Gross unrealized depreciation of portfolio securities	(6,618)	—	—	(68)	—
Net unrealized appreciation of portfolio securities	5,144,681	4,412,888	3,707,503	1,938,974	4,636,345
Undistributed tax-exempt income	100,494	134,901	114,851	41,065	114,538
Undistributed net realized gain	303,467	661,156	120,905	201,306	25,747
Total accumulated net earnings	$5,548,642	$5,208,945	$3,943,259	$2,181,345	$4,776,630

	Ohio	Oregon	South Carolina
Gross unrealized appreciation of portfolio securities	$5,346,822	$2,596,582	$4,131,110
Gross unrealized depreciation of portfolio securities	(172,968)	—	—
Net unrealized appreciation of portfolio securities	5,173,854	2,596,582	4,131,110
Undistributed tax-exempt income	122,634	72,256	112,251
Undistributed net realized gain	—	402,808	416,066
Timing differences (post-October losses)	(214,467)	—	—
Total accumulated net earnings	$5,082,021	$3,071,646	$4,659,427

The tax characterization of distributions paid was as follows:

	Year Ended September 30,			Year Ended September 30,
	2006	2005		2006	2005
Tax-exempt income:			Long-term capital gains:
National	$3,085,395	$3,194,641	National	—	—
Colorado	1,387,877	1,440,514	Colorado	—	—
Georgia	1,260,450	1,307,258	Georgia	—	—
Louisiana	1,427,971	1,697,291	Louisiana	$118,986	$153,377
Maryland	1,535,948	1,639,623	Maryland	116,669	220,682
Massachusetts	2,852,031	3,045,110	Massachusetts	256,668	230,748
Michigan	3,923,207	4,338,727	Michigan	350,993	12,966
Minnesota	3,231,582	3,479,854	Minnesota	66,239	—
Missouri	1,195,279	1,290,825	Missouri	80,275	25,829
New York	2,997,273	3,070,815	New York	155,371	19,237
Ohio	4,093,940	4,327,658	Ohio	230,527	354,771
Oregon	2,149,769	2,234,282	Oregon	92,432	44,809
South Carolina	3,061,389	3,177,143	South Carolina	—	147,780

At September 30, 2006, the National and Georgia Funds had net capital loss carryforwards for federal income tax purposes of $1,583,053 and $840,680, respectively, which are available for offset against future taxable net capital gains. Of the loss carryforward for the National Fund, $1,578,299 expires in 2011 and $4,754 expires in 2012. For the Georgia Fund, $840,680 expires in 2013. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards. During the year ended September 30, 2006, the National, Colorado and Georgia Funds utilized $171,575, $47,288 and $80,337, respectively, of prior years’ capital loss carryforwards.

In addition, from November 1, 2005 through September 30, 2006, the Ohio Fund incurred $214,467 of net realized capital losses. As permitted by tax regulations, the Ohio Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2007. These losses will be available to offset future taxable net gains.

Notes to Financial Statements

7.
Capital Share Transactions — The Funds have 1,300,000,000 shares of Capital Stock authorized. At September 30, 2006, 100,000,000 shares were authorized for each Fund. Transactions in shares of Capital Stock were as follows:

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
National Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	217,611	$1,700,114	129,653	$1,028,984	35,523	$277,803	12,280	$97,678
Investment of dividends	218,738	1,709,332	226,909	1,801,460	7,183	56,154	10,589	84,120
Exchanged from associated Funds	328,328	2,573,972	103,379	821,033	15,009	117,100	20,580	163,561
Total	764,677	5,983,418	459,941	3,651,477	57,715	451,057	43,449	345,359
Cost of shares repurchased	(842,780)	(6,586,224)	(1,116,111)	(8,858,744)	(135,264)	(1,056,156)	(98,379)	(782,264)
Exchanged into associated Funds	(98,564)	(771,908)	(16,675)	(132,188)	(2,667)	(20,909)	(4,323)	(34,347)
Total	(941,344)	(7,358,132)	(1,132,786)	(8,990,932)	(137,931)	(1,077,065)	(102,702)	(816,611)
Decrease	(176,667)	$(1,374,714)	(672,845)	$(5,339,455)	(80,216)	$(626,008)	(59,253)	$(471,252)

	Class D
	Year Ended September 30,
	2006		2005
National Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	32	$251	24	$189
Investment of dividends	5,112	39,957	5,290	41,998
Exchanged from associated Funds	16,976	132,620	2,911	23,177
Total	22,120	172,828	8,225	65,364
Cost of shares repurchased	(49,785)	(388,635)	(28,110)	(223,294)
Exchanged into associated Funds	(16,663)	(129,429)	(2,855)	(22,635)
Total	(66,448)	(518,064)	(30,965)	(245,929)
Decrease	(44,328)	$(345,236)	(22,740)	$(180,565)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
Colorado Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	151,156	$1,142,758	118,626	$911,422	13,246	$100,453	—	—
Investment of dividends	102,212	772,741	105,148	807,890	379	2,861	105	$804
Exchanged from associated Funds	6,909	52,561	10,670	82,143	—	—	—	—
Total	260,277	1,968,060	234,444	1,801,455	13,625	103,314	105	804
Cost of shares repurchased	(528,950)	(3,992,539)	(350,412)	(2,688,103)	(2)	(11)	(2,154)	(16,447)
Exchanged into associated Funds	(9,517)	(72,370)	(3,677)	(28,322)	—	—	—	—
Total	(538,467)	(4,064,909)	(354,089)	(2,716,425)	(2)	(11)	(2,154)	(16,447)
Increase (decrease)	(278,190)	$(2,096,849)	(119,645)	$(914,970)	13,623	$103,303	(2,049)	$(15,643)

	Class D
	Year Ended September 30,
	2006		2005
Colorado Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,348	$10,189	1,443	$11,079
Investment of dividends	639	4,820	570	4,371
Total	1,987	15,009	2,013	15,450
Cost of shares repurchased	(3,314)	(24,886)	(26)	(197)
Total	(3,314)	(24,886)	(26)	(197)
Increase (decrease)	(1,327)	$(9,877)	1,987	$15,253

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
Georgia Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	33,785	$260,348	37,812	$296,435	1,032	$7,948	10,184	$80,027
Investment of dividends	106,276	817,821	104,617	820,081	1,524	11,758	1,850	14,542
Exchanged from associated Funds	13,165	101,485	21,806	171,083	—	—	—	—
Total	153,226	1,179,654	164,235	1,287,599	2,556	19,706	12,034	94,569
Cost of shares repurchased	(434,487)	(3,347,032)	(429,163)	(3,360,854)	(15,184)	(116,803)	(18,192)	(143,583)
Exchanged into associated Funds	(17,969)	(138,197)	(19,937)	(155,357)	—	—	—	—
Total	(452,456)	(3,485,229)	(449,100)	(3,516,211)	(15,184)	(116,803)	(18,192)	(143,583)
Decrease	(299,230)	$(2,305,575)	(284,865)	$(2,228,612)	(12,628)	$(97,097)	(6,158)	$(49,014)

	Class D
	Year Ended September 30,
	2006		2005
Georgia Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	568	$4,387	10,903	$85,873
Investment of dividends	2,683	20,704	3,363	26,434
Exchanged from associated Funds	1,030	7,892	2,226	17,454
Total	4,281	32,983	16,492	129,761
Cost of shares repurchased	(27,589)	(212,909)	(61,946)	(487,607)
Exchanged into associated Funds	(2,711)	(20,904)	(770)	(6,022)
Total	(30,300)	(233,813)	(62,716)	(493,629)
Decrease	(26,019)	$(200,830)	(46,224)	$(363,868)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
Louisiana Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	103,969	$827,993	269,049	$2,196,673	12,516	$99,501	10,415	$85,289
Investment of dividends	104,464	832,887	117,932	962,069	2,797	22,299	2,546	20,763
Exchanged from associated Funds	15,649	124,342	104	849	—	—	—	—
Investment of gain distributions	10,483	83,640	13,387	109,223	273	2,176	276	2,251
Total	234,565	1,868,862	400,472	3,268,814	15,586	123,976	13,237	108,303
Cost of shares repurchased	(1,170,987)	(9,345,223)	(787,646)	(6,419,185)	(28,046)	(222,910)	(3,919)	(31,672)
Exchanged into associated Funds	(35,088)	(280,463)	—	—	—	—	—	—
Total	(1,206,075)	(9,625,686)	(787,646)	(6,419,185)	(28,046)	(222,910)	(3,919)	(31,672)
Increase (decrease)	(971,510)	$(7,756,824)	(387,174)	$(3,150,371)	(12,460)	$(98,934)	9,318	$76,631

	Class D
	Year Ended September 30,
	2006		2005
Louisiana Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,076	$8,549	14,722	$120,189
Investment of dividends	1,748	13,939	1,276	10,411
Investment of gain distributions	161	1,287	128	1,043
Total	2,985	23,775	16,126	131,643
Cost of shares repurchased	(22)	(180)	(646)	(5,255)
Total	(22)	(180)	(646)	(5,255)
Increase	2,963	$23,595	15,480	$126,388

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
Maryland Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	54,668	$430,817	81,520	$654,314	17,889	$140,864	5,040	$40,521
Investment of dividends	117,980	928,476	118,231	948,592	1,592	12,547	1,316	10,576
Exchanged from associated Funds	59,713	472,287	7,860	63,290	—	—	373	3,000
Investment of gain distributions	10,812	85,187	19,964	159,702	148	1,165	267	2,140
Total	243,173	1,916,767	227,575	1,825,898	19,629	154,576	6,996	56,237
Cost of shares repurchased	(701,670)	(5,523,237)	(419,525)	(3,365,715)	(10,554)	(83,321)	(6,262)	(50,374)
Exchanged into associated Funds	(84,471)	(666,915)	(6,953)	(55,651)	—	—	—	—
Total	(786,141)	(6,190,152)	(426,478)	(3,421,366)	(10,554)	(83,321)	(6,262)	(50,374)
Increase (decrease)	(542,968)	$(4,273,385)	(198,903)	$(1,595,468)	9,075	$71,255	734	$5,863

	Class D
	Year Ended September 30,
	2006		2005
Maryland Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	3,059	$24,174	12,032	$96,851
Investment of dividends	5,710	45,014	6,645	53,392
Exchanged from associated Funds	—	—	1,432	11,500
Investment of gain distributions	601	4,739	1,198	9,596
Total	9,370	73,927	21,307	171,339
Cost of shares repurchased	(51,208)	(403,826)	(29,683)	(238,489)
Exchanged into associated Funds	(5,184)	(40,953)	—	—
Total	(56,392)	(444,779)	(29,683)	(238,489)
Decrease	(47,022)	$(370,852)	(8,376)	$(67,150)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
Massachusetts Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	57,838	$462,839	182,978	$1,500,836	36,346	$291,595	11,646	$95,409
Investment of dividends	209,999	1,682,032	217,174	1,783,738	4,637	37,158	5,805	47,733
Exchanged from associated Funds	26,352	210,453	17,216	141,709	—	—	4,186	34,700
Investment of gain distributions	23,583	189,602	20,703	170,177	562	4,514	695	5,717
Total	317,772	2,544,926	438,071	3,596,460	41,545	333,267	22,332	183,559
Cost of shares repurchased	(1,046,125)	(8,373,236)	(1,075,721)	(8,840,303)	(37,902)	(303,263)	(81,027)	(665,860)
Exchanged into associated Funds	(21,273)	(169,764)	(22,248)	(182,659)	(7,927)	(63,260)	—	—
Total	(1,067,398)	(8,543,000)	(1,097,969)	(9,022,962)	(45,829)	(366,523)	(81,027)	(665,860)
Decrease	(749,626)	$(5,998,074)	(659,898)	$(5,426,502)	(4,284)	$(33,256)	(58,695)	$(482,301)

	Class D
	Year Ended September 30,
	2006		2005
Massachusetts Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12	$95	23	$189
Investment of dividends	1,368	10,966	1,509	12,397
Investment of gain distributions	162	1,299	148	1,218
Total	1,542	12,360	1,680	13,804
Cost of shares repurchased	(11,396)	(91,022)	(21,129)	(174,020)
Exchanged into associated Funds	—	—	(994)	(8,181)
Total	(11,396)	(91,022)	(22,123)	(182,201)
Decrease	(9,854)	$(78,662)	(20,443)	$(168,397)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
Michigan Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	123,690	$1,028,228	191,939	$1,634,971	24,724	$205,245	16,306	$139,403
Investment of dividends	297,329	2,474,378	316,895	2,698,540	2,846	23,651	2,912	24,765
Exchanged from associated Funds	94,629	789,006	26,419	224,955	1,806	14,937	—	—
Investment of gain distributions	31,699	264,683	1,155	9,863	364	3,038	12	102
Total	547,347	4,556,295	536,408	4,568,329	29,740	246,871	19,230	164,270
Cost of shares repurchased	(1,543,815)	(12,837,741)	(1,320,215)	(11,226,086)	(23,557)	(196,072)	(9,835)	(83,331)
Exchanged into associated Funds	(53,702)	(448,067)	(65,776)	(559,571)	—	—	—	—
Total	(1,597,517)	(13,285,808)	(1,385,991)	(11,785,657)	(23,557)	(196,072)	(9,835)	(83,331)
Increase(decrease)	(1,050,170)	$(8,729,513)	(849,583)	$(7,217,328)	6,183	$50,799	9,395	$80,939

	Class D
	Year Ended September 30,
	2006		2005
Michigan Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	3,367	$28,095	14,068	$119,340
Investment of dividends	2,691	22,365	2,845	24,214
Exchanged from associated Funds	3,731	31,078	3,381	28,843
Investment of gain distributions	336	2,802	14	125
Total	10,125	84,340	20,308	172,522
Cost of shares repurchased	(11,627)	(96,696)	(70,266)	(598,211)
Exchanged into associated Funds	—	—	(2,736)	(23,503)
Total	(11,627)	(96,696)	(73,002)	(621,714)
Decrease	(1,502)	$(12,356)	(52,694)	$(449,192)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
Minnesota Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	132,039	$1,011,793	135,817	$1,061,542	1,303	$10,000	6,100	$47,480
Investment of dividends	287,092	2,196,989	299,998	2,339,254	716	5,483	715	5,575
Exchanged from associated Funds	11,310	87,032	16,195	125,881	—	—	382	2,979
Investment of gain distributions	6,763	51,940	—	—	23	173	—	—
Total	437,204	3,347,754	452,010	3,526,677	2,042	15,656	7,197	56,034
Cost of shares repurchased	(1,141,549)	(8,729,102)	(1,126,809)	(8,776,163)	(6,581)	(50,401)	(20,028)	(156,214)
Exchanged into associated Funds	(42,547)	(326,495)	(14,136)	(110,018)	—	—	—	—
Total	(1,184,096)	(9,055,597)	(1,140,945)	(8,886,181)	(6,581)	(50,401)	(20,028)	(156,214)
Decrease	(746,892)	$(5,707,843)	(688,935)	$(5,359,504)	(4,539)	$(34,745)	(12,831)	$(100,180)
	Class D
	Year Ended September 30,
	2006		2005
Minnesota Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	70	$533	408	$3,189
Investment of dividends	1,318	10,088	2,906	22,682
Exchanged from associated Funds	—	—	—	—
Investment of gain distributions	35	273	—	—
Total	1,423	10,894	3,314	25,871
Cost of shares repurchased	(16,843)	(129,428)	(72,720)	(565,875)
Exchanged into associated Funds	—	—	—	—
Total	(16,843)	(129,428)	(72,720)	(565,875)
Decrease	(15,420)	$(118,534)	(69,406)	$(540,004)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
Missouri Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	45,871	$353,899	49,046	$386,661	—	—	2,557	$20,096
Investment of dividends	89,087	688,482	92,736	731,462	26	$202	346	2,728
Exchanged from associated Funds	792	6,165	10,859	86,150	—	—	—	—
Investment of gain distributions	7,332	56,824	2,331	18,347	12	89	8	66
Total	143,082	1,105,370	154,972	1,222,620	38	291	2,911	22,890
Cost of shares repurchased	(380,568)	(2,940,093)	(440,946)	(3,474,171)	(12,368)	(96,461)	(2,541)	(20,000)
Exchanged into associated Funds	(18,505)	(142,168)	(13,974)	(110,279)	—	—	—	—
Total	(399,073)	(3,082,261)	(454,920)	(3,584,450)	(12,368)	(96,461)	(2,541)	(20,000)
Increase (decrease)	(255,991)	$(1,976,891)	(299,948)	$(2,361,830)	(12,330)	$(96,170)	370	$2,890

	Class D
	Year Ended September 30,
	2006		2005
Missouri Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	27	$211	814	$6,391
Investment of dividends	1,198	9,263	1,276	10,066
Exchanged from associated Funds	—	—	4,237	33,387
Investment of gain distributions	107	831	30	235
Total	1,332	10,305	6,357	50,079
Cost of shares repurchased	(7,784)	(59,852)	(3,992)	(31,411)
Exchanged into associated Funds	—	—	—	—
Total	(7,784)	(59,852)	(3,992)	(31,411)
Increase (decrease)	(6,452)	$(49,547)	2,365	$18,668

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
New York Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	176,579	$1,443,682	256,199	$2,122,873	15,882	$129,531	30,543	$254,234
Investment of dividends	209,297	1,708,560	220,263	1,827,028	13,296	108,688	13,141	109,131
Exchanged from associated Funds	9,685	79,181	31,808	264,568	7,830	64,060	4,547	37,823
Investment of gain distributions	13,497	110,397	1,649	13,607	986	8,074	133	1,098
Total	409,058	3,341,820	509,919	4,228,076	37,994	310,353	48,364	402,286
Cost of shares repurchased	(970,836)	(7,919,838)	(751,065)	(6,227,862)	(41,394)	(337,708)	(134,701)	(1,120,874)
Exchanged into associated Funds	(72,723)	(594,913)	(1,777)	(14,681)	(2,464)	(19,860)	(1,626)	(13,447)
Total	(1,043,559)	(8,514,751)	(752,842)	(6,242,543)	(43,858)	(357,568)	(136,327)	(1,134,321)
Decrease	(634,501)	$(5,172,931)	(242,923)	$(2,014,467)	(5,864)	$(47,215)	(87,963)	$(732,035)

	Class D
	Year Ended September 30,
	2006		2005
New York Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	3,640	$29,784	10,883	$90,484
Investment of dividends	7,235	59,159	7,191	59,719
Exchanged from associated Funds	3,825	30,970	674	5,564
Investment of gain distributions	506	4,144	60	498
Total	15,206	124,057	18,808	156,265
Cost of shares repurchased	(45,623)	(372,056)	(17,749)	(147,592)
Exchanged into associated Funds	(4,092)	(33,559)	—	—
Total	(49,715)	(405,615)	(17,749)	(147,592)
Increase (decrease)	(34,509)	$(281,558)	1,059	$8,673

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
Ohio Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	165,131	$1,302,753	121,396	$980,305	2,070	$16,488	7,492	$60,896
Investment of dividends	320,304	2,526,477	338,155	2,728,436	2,286	18,138	2,380	19,316
Exchanged from associated Funds	5,312	41,781	5,937	47,963	—	—	—	—
Investment of gain distributions	22,166	175,557	33,717	272,081	193	1,537	317	2,571
Total	512,913	4,046,568	499,205	4,028,785	4,549	36,163	10,189	82,783
Cost of shares repurchased	(1,165,022)	(9,194,123)	(1,161,613)	(9,371,394)	(12,846)	(101,585)	(19,220)	(157,029)
Exchanged into associated Funds	(34,064)	(268,832)	(53,789)	(434,311)	—	—	—	—
Total	(1,199,086)	(9,462,955)	(1,215,402)	(9,805,705)	(12,846)	(101,585)	(19,220)	(157,029)
Decrease	(686,173)	$(5,416,387)	(716,197)	$(5,776,920)	(8,297)	$(65,422)	(9,031)	$(74,246)

	Class D
	Year Ended September 30,
	2006		2005
Ohio Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	6,325	$50,095	23	$189
Investment of dividends	2,494	19,789	2,805	22,771
Exchanged from associated Funds	373	2,975	—	—
Investment of gain distributions	185	1,471	344	2,786
Total	9,377	74,330	3,172	25,746
Cost of shares repurchased	(10,115)	(80,175)	(30,876)	(250,150)
Exchanged into associated Funds	—	—	(520)	(4,215)
Total	(10,115)	(80,175)	(31,396)	(254,365)
Decrease	(738)	$(5,845)	(28,224)	$(228,619)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
Oregon Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	205,616	$1,597,654	243,583	$1,923,752	3,789	$29,548	2,428	$19,152
Investment of dividends	163,931	1,277,282	167,256	1,322,052	5,226	40,697	5,618	44,385
Exchanged from associated Funds	18,573	144,499	7,933	62,750	—	—	—	—
Investment of gain distributions	8,866	69,151	4,259	33,600	271	2,114	157	1,242
Total	396,986	3,088,586	423,031	3,342,154	9,286	72,359	8,203	64,779
Cost of shares repurchased	(724,326)	(5,640,983)	(732,883)	(5,795,280)	(4,386)	(33,947)	(52,134)	(411,299)
Exchanged into associated Funds	(55,586)	(432,323)	(41,623)	(327,589)	—	—	(626)	(4,925)
Total	(779,912)	(6,073,306)	(774,506)	(6,122,869)	(4,386)	(33,947)	(52,760)	(416,224)
Increase (decrease)	(382,926)	$(2,984,720)	(351,475)	$(2,780,715)	4,900	$38,412	(44,557)	$(351,445)

	Class D
	Year Ended September 30,
	2006		2005
Oregon Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	40,249	$314,035	10,909	$86,147
Investment of dividends	3,329	25,926	4,482	35,411
Exchanged from associated Funds	—	—	10,394	81,592
Investment of gain distributions	287	2,235	126	999
Total	43,865	342,196	25,911	204,149
Cost of shares repurchased	(37,414)	(292,446)	(25,661)	(202,540)
Exchanged into associated Funds	(28,097)	(220,000)	(8,793)	(69,694)
Total	(65,511)	(512,446)	(34,454)	(272,234)
Decrease	(21,646)	$(170,250)	(8,543)	$(68,085)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005
South Carolina Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	468,859	$3,804,106	482,206	$3,971,024	43,000	$348,693	100,520	$824,374
Investment of dividends	231,479	1,876,767	238,161	1,957,038	11,522	93,378	11,408	93,724
Exchanged from associated Funds	58,307	476,195	8,760	71,901	—	—	—	—
Investment of gain distributions	—	—	14,593	119,074	—	—	1,014	8,276
Total	758,645	6,157,068	743,720	6,119,037	54,522	442,071	112,942	926,374
Cost of shares repurchased	(1,239,503)	(10,039,282)	(819,635)	(6,738,671)	(163,755)	(1,328,011)	(145,752)	(1,198,560)
Exchanged into associated Funds	(30,910)	(249,765)	(117,464)	(957,133)	—	—	—	—
Total	(1,270,413)	(10,289,047)	(937,099)	(7,695,804)	(163,755)	(1,328,011)	(145,752)	(1,198,560)
Decrease	(511,768)	$(4,131,979)	(193,379)	$(1,576,767)	(109,233)	$(885,940)	(32,810)	$(272,186)

	Class D
	Year Ended September 30,
	2006		2005
South Carolina Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	30,020	$243,892	29,099	$239,231
Investment of dividends	6,162	49,946	6,742	55,396
Exchanged from associated Funds	—	—	—	—
Investment of gain distributions	—	—	555	4,529
Total	36,182	293,838	36,396	299,156
Cost of shares repurchased	(88,566)	(717,050)	(100,449)	(827,927)
Exchanged into associated Funds	(3,320)	(26,829)	—	—
Total	(91,886)	(743,879)	(100,449)	(827,927)
Decrease	(55,704)	$(450,041)	(64,053)	$(528,771)

8.
Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman Municipal Fund Series, Inc.).

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Notes to Financial Statements

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal actions or possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.
Recently Issued Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Funds are currently evaluating the impact of the adoption of SFAS No. 157 but believe the impact will be limited to expanded disclosures in the Funds’ financial statements.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

National Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.88	$7.97	$7.98	$8.05	$7.98
Income from Investment Operations:
Net investment income	0.35	0.34	0.34	0.33	0.37
Net realized and unrealized gain (loss) on investments	(0.07)	(0.09)	(0.01)	(0.07)	0.06
Total from Investment Operations	0.28	0.25	0.33	0.26	0.43
Less Distributions:
Dividends from net investment income	(0.35)	(0.34)	(0.34)	(0.33)	(0.36)
Distributions from net realized capital gain	—	—	—	—	—
Total Distributions	(0.35)	(0.34)	(0.34)	(0.33)	(0.36)
Net Asset Value, End of Year	$7.81	$7.88	$7.97	$7.98	$8.05
Total Return	3.58%	3.18%	4.16%	3.29%	5.62%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$65,846	$67,861	$73,970	$86,905	$89,243
Ratio of expenses to average net assets	0.92%	0.94%	0.91%	0.95%	0.89%
Ratio of net investment income to average net assets	4.46%	4.29%	4.22%	4.14%	4.64%
Portfolio turnover rate	—	4.55%	—	7.04%	6.97%

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.88	$7.97	$7.98	$8.05	$7.98
Income from Investment Operations:
Net investment income	0.28	0.27	0.26	0.26	0.30
Net realized and unrealized gain (loss) on investments	(0.07)	(0.09)	(0.01)	(0.07)	0.06
Total from Investment Operations	0.21	0.18	0.25	0.19	0.36
Less Distributions:
Dividends from net investment income	(0.28)	(0.27)	(0.26)	(0.26)	(0.29)
Distributions from net realized capital gain	—	—	—	—	—
Total Distributions	(0.28)	(0.27)	(0.26)	(0.26)	(0.29)
Net Asset Value, End of Year	$7.81	$7.88	$7.97	$7.98	$8.05
Total Return	2.66%	2.25%	3.23%	2.36%	4.67%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,343	$2,998	$3,503	$5,446	$5,903
Ratio of expenses to average net assets	1.82%	1.84%	1.81%	1.85%	1.79%
Ratio of net investment income to average net assets	3.56%	3.39%	3.32%	3.24%	3.74%
Portfolio turnover rate	—	4.55%	—	7.04%	6.97%

_______________
See footnotes on page 73.

Financial Highlights

National Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.88	$7.97	$7.98	$8.05	$7.98
Income from Investment Operations:
Net investment income	0.28	0.27	0.26	0.26	0.30
Net realized and unrealized gain (loss) on investments	(0.07)	(0.09)	(0.01)	(0.07)	0.06
Total from Investment Operations	0.21	0.18	0.25	0.19	0.36
Less Distributions:
Dividends from net investment income	(0.28)	(0.27)	(0.26)	(0.26)	(0.29)
Distributions from net realized capital gain	—	—	—	—	—
Total Distributions	(0.28)	(0.27)	(0.26)	(0.26)	(0.29)
Net Asset Value, End of Year	$7.81	$7.88	$7.97	$7.98	$8.05
Total Return	2.66%	2.25%	3.23%	2.36%	4.67%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,239	$1,600	$1,799	$2,942	$4,059
Ratio of expenses to average net assets	1.82%	1.84%	1.81%	1.85%	1.79%
Ratio of net investment income to average net assets	3.56%	3.39%	3.32%	3.24%	3.74%
Portfolio turnover rate	—	4.55%	—	7.04%	6.97%

Colorado Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.65	$7.66	$7.63	$7.69	$7.47
Income from Investment Operations:
Net investment income	0.31	0.31	0.31	0.31	0.32
Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	0.03	(0.06)	0.23
Total from Investment Operations	0.22	0.30	0.34	0.25	0.55
Less Distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.31)	(0.30)	(0.32)
Distributions from net realized capital gain	—	—	—	(0.01)	(0.01)
Total Distributions	(0.31)	(0.31)	(0.31)	(0.31)	(0.33)
Net Asset Value, End of Year	$7.56	$7.65	$7.66	$7.63	$7.69
Total Return	2.92%	3.93%	4.49%	3.38%	7.60%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$32,558	$35,058	$36,025	$38,560	$39,155
Ratio of expenses to average net assets	0.95%	0.96%	0.94%	0.99%	0.96%
Ratio of net investment income to average net assets	4.13%	4.05%	4.05%	4.05%	4.31%
Portfolio turnover rate	3.27%	—	5.04%	4.10%	9.45%

_______________
See footnotes on page 73.

Financial Highlights

Colorado Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.64	$7.65	$7.62	$7.68	$7.46
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.24	0.25
Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	0.03	(0.05)	0.23
Total from Investment Operations	0.15	0.23	0.27	0.19	0.48
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.24)	(0.25)
Distributions from net realized capital gain	—	—	—	(0.01)	(0.01)
Total Distributions	(0.24)	(0.24)	(0.24)	(0.25)	(0.26)
Net Asset Value, End of Year	$7.55	$7.64	$7.65	$7.62	$7.68
Total Return	2.01%	3.00%	3.56%	2.46%	6.59%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$206	$105	$121	$205	$169
Ratio of expenses to average net assets	1.85%	1.86%	1.84%	1.89%	1.86%
Ratio of net investment income to average net assets	3.23%	3.15%	3.15%	3.15%	3.41%
Portfolio turnover rate	3.27%	—	5.04%	4.10%	9.45%

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.64	$7.65	$7.62	$7.68	$7.46
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.24	0.25
Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	0.03	(0.05)	0.23
Total from Investment Operations	0.15	0.23	0.27	0.19	0.48
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.24)	(0.25)
Distributions from net realized capital gain	—	—	—	(0.01)	(0.01)
Total Distributions	(0.24)	(0.24)	(0.24)	(0.25)	(0.26)
Net Asset Value, End of Year	$7.55	$7.64	$7.65	$7.62	$7.68
Total Return	2.01%	3.00%	3.56%	2.46%	6.59%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$141	$153	$138	$276	$461
Ratio of expenses to average net assets	1.85%	1.86%	1.84%	1.89%	1.86%
Ratio of net investment income to average net assets	3.23%	3.15%	3.15%	3.15%	3.41%
Portfolio turnover rate	3.27%	—	5.04%	4.10%	9.45%

_______________
See footnotes on page 73.

Financial Highlights

Georgia Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.78	$7.84	$8.01	$8.10	$7.89
Income from Investment Operations:
Net investment income	0.32	0.31	0.32	0.33	0.35
Net realized and unrealized gain (loss) on investments	(0.04)	(0.06)	(0.16)	(0.06)	0.22
Total from Investment Operations	0.28	0.25	0.16	0.27	0.57
Less Distributions:
Dividends from net investment income	(0.32)	(0.31)	(0.32)	(0.33)	(0.35)
Distributions from net realized capital gain	—	—	(0.01)	(0.03)	(0.01)
Total Distributions	(0.32)	(0.31)	(0.33)	(0.36)	(0.36)
Net Asset Value, End of Year	$7.74	$7.78	$7.84	$8.01	$8.10
Total Return	3.70%	3.19%	2.09%	3.48%	7.47%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$27,966	$30,456	$32,928	$35,086	$38,306
Ratio of expenses to average net assets	0.95%	0.98%	0.94%	0.97%	0.89%
Ratio of net investment income to average net assets	4.15%	3.93%	4.11%	4.16%	4.44%
Portfolio turnover rate	—	8.59%	20.43%	—	13.66%

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.80	$7.86	$8.02	$8.12	$7.91
Income from Investment Operations:
Net investment income	0.25	0.24	0.25	0.26	0.28
Net realized and unrealized gain (loss) on investments	(0.04)	(0.06)	(0.15)	(0.07)	0.22
Total from Investment Operations	0.21	0.18	0.10	0.19	0.50
Less Distributions:
Dividends from net investment income	(0.25)	(0.24)	(0.25)	(0.26)	(0.28)
Distributions from net realized capital gain	—	—	(0.01)	(0.03)	(0.01)
Total Distributions	(0.25)	(0.24)	(0.26)	(0.29)	(0.29)
Net Asset Value, End of Year	$7.76	$7.80	$7.86	$8.02	$8.12
Total Return	2.76%	2.26%	1.30%	2.42%	6.49%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$485	$586	$639	$620	$600
Ratio of expenses to average net assets	1.85%	1.88%	1.84%	1.87%	1.79%
Ratio of net investment income to average net assets	3.25%	3.03%	3.21%	3.26%	3.54%
Portfolio turnover rate	—	8.59%	20.43%	—	13.66%

_______________
See footnotes on page 73.

Financial Highlights

Georgia Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.80	$7.86	$8.03	$8.12	$7.91
Income from Investment Operations:
Net investment income	0.25	0.24	0.25	0.26	0.28
Net realized and unrealized gain (loss) on investments	(0.04)	(0.06)	(0.16)	(0.06)	0.22
Total from Investment Operations	0.21	0.18	0.09	0.20	0.50
Less Distributions:
Dividends from net investment income	(0.25)	(0.24)	(0.25)	(0.26)	(0.28)
Distributions from net realized capital gain	—	—	(0.01)	(0.03)	(0.01)
Total Distributions	(0.25)	(0.24)	(0.26)	(0.29)	(0.29)
Net Asset Value, End of Year	$7.76	$7.80	$7.86	$8.03	$8.12
Total Return	2.76%	2.26%	1.17%	2.55%	6.49%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$899	$1,107	$1,479	$1,658	$2,010
Ratio of expenses to average net assets	1.85%	1.88%	1.84%	1.87%	1.79%
Ratio of net investment income to average net assets	3.25%	3.03%	3.21%	3.26%	3.54%
Portfolio turnover rate	—	8.59%	20.43%	—	13.66%

Louisiana Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.06	$8.22	$8.27	$8.41	$8.15
Income from Investment Operations:
Net investment income	0.34	0.34	0.34	0.36	0.37
Net realized and unrealized gain (loss) on investments	(0.06)	(0.13)	(0.03)	(0.12)	0.26
Total from Investment Operations	0.28	0.21	0.31	0.24	0.63
Less Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.34)	(0.35)	(0.37)
Distributions from net realized capital gain	(0.03)	(0.03)	(0.02)	(0.03)	—
Total Distributions	(0.37)	(0.37)	(0.36)	(0.38)	(0.37)
Net Asset Value, End of Year	$7.97	$8.06	$8.22	$8.27	$8.41
Total Return	3.51%	2.53%	3.77%	3.03%	7.94%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$29,877	$38,036	$41,960	$46,181	$49,356
Ratio of expenses to average net assets	0.97%	0.95%	0.91%	0.94%	0.87%
Ratio of net investment income to average net assets	4.26%	4.16%	4.14%	4.33%	4.56%
Portfolio turnover rate	—	2.54%	2.51%	—	11.19%

_______________
See footnotes on page 73.

Financial Highlights

Louisiana Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.06	$8.22	$8.27	$8.41	$8.15
Income from Investment Operations:
Net investment income	0.27	0.27	0.27	0.28	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	(0.14)	(0.04)	(0.11)	0.25
Total from Investment Operations	0.21	0.13	0.23	0.17	0.55
Less Distributions:
Dividends from net investment income	(0.27)	(0.26)	(0.26)	(0.28)	(0.29)
Distributions from net realized capital gain	(0.03)	(0.03)	(0.02)	(0.03)	—
Total Distributions	(0.30)	(0.29)	(0.28)	(0.31)	(0.29)
Net Asset Value, End of Year	$7.97	$8.06	$8.22	$8.27	$8.41
Total Return	2.58%	1.62%	2.84%	2.11%	6.98%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$652	$759	$698	$687	$769
Ratio of expenses to average net assets	1.87%	1.85%	1.81%	1.84%	1.77%
Ratio of net investment income to average net assets	3.36%	3.27%	3.24%	3.43%	3.66%
Portfolio turnover rate	—	2.54%	2.51%	—	11.19%

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.06	$8.22	$8.27	$8.41	$8.15
Income from Investment Operations:
Net investment income	0.27	0.27	0.27	0.28	0.30
Net realized and unrealized gain (loss) on investments	(0.05)	(0.14)	(0.04)	(0.11)	0.25
Total from Investment Operations	0.22	0.13	0.23	0.17	0.55
Less Distributions:
Dividends from net investment income	(0.27)	(0.26)	(0.26)	(0.28)	(0.29)
Distributions from net realized capital gain	(0.03)	(0.03)	(0.02)	(0.03)	—
Total Distributions	(0.30)	(0.29)	(0.28)	(0.31)	(0.29)
Net Asset Value, End of Year	$7.98	$8.06	$8.22	$8.27	$8.41
Total Return	2.71%	1.61%	2.84%	2.11%	6.98%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$598	$580	$464	$843	$1,123
Ratio of expenses to average net assets	1.87%	1.85%	1.81%	1.84%	1.77%
Ratio of net investment income to average net assets	3.36%	3.27%	3.24%	3.43%	3.66%
Portfolio turnover rate	—	2.54%	2.51%	—	11.19%

_______________
See footnotes on page 73.

Financial Highlights

Maryland Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.97	$8.03	$8.05	$8.27	$8.08
Income from Investment Operations:
Net investment income	0.32	0.31	0.31	0.32	0.36
Net realized and unrealized gain (loss) on investments	(0.03)	(0.02)	—	(0.14)	0.22
Total from Investment Operations	0.29	0.29	0.31	0.18	0.58
Less Distributions:
Dividends from net investment income	(0.32)	(0.31)	(0.31)	(0.31)	(0.36)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.02)	(0.09)	(0.03)
Total Distributions	(0.34)	(0.35)	(0.33)	(0.40)	(0.39)
Net Asset Value, End of Year	$7.92	$7.97	$8.03	$8.05	$8.27
Total Return	3.78%	3.72%	3.94%	2.29%	7.33%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$34,623	$39,148	$41,082	$45,239	$47,787
Ratio of expenses to average net assets	0.95%	0.96%	0.93%	0.96%	0.90%
Ratio of net investment income to average net assets	4.04%	3.87%	3.89%	3.92%	4.47%
Portfolio turnover rate	13.33%	9.77%	5.66%	10.98%	19.30%

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.98	$8.05	$8.06	$8.29	$8.09
Income from Investment Operations:
Net investment income	0.25	0.24	0.24	0.24	0.29
Net realized and unrealized gain (loss) on investments	(0.03)	(0.03)	0.01	(0.14)	0.23
Total from Investment Operations	0.22	0.21	0.25	0.10	0.52
Less Distributions:
Dividends from net investment income	(0.25)	(0.24)	(0.24)	(0.24)	(0.29)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.02)	(0.09)	(0.03)
Total Distributions	(0.27)	(0.28)	(0.26)	(0.33)	(0.32)
Net Asset Value, End of Year	$7.93	$7.98	$8.05	$8.06	$8.29
Total Return	2.85%	2.66%	3.13%	1.25%	6.49%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$490	$421	$419	$444	$480
Ratio of expenses to average net assets	1.85%	1.86%	1.83%	1.86%	1.80%
Ratio of net investment income to average net assets	3.14%	2.97%	2.99%	3.02%	3.57%
Portfolio turnover rate	13.33%	9.77%	5.66%	10.98%	19.30%

_______________
See footnotes on page 73.

Financial Highlights

Maryland Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.98	$8.05	$8.06	$8.29	$8.09
Income from Investment Operations:
Net investment income	0.25	0.24	0.23	0.24	0.29
Net realized and unrealized gain (loss) on investments	(0.03)	(0.03)	0.02	(0.14)	0.23
Total from Investment Operations	0.22	0.21	0.25	0.10	0.52
Less Distributions:
Dividends from net investment income	(0.25)	(0.24)	(0.24)	(0.24)	(0.29)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.02)	(0.09)	(0.03)
Total Distributions	(0.27)	(0.28)	(0.26)	(0.33)	(0.32)
Net Asset Value, End of Year	$7.93	$7.98	$8.05	$8.06	$8.29
Total Return	2.85%	2.66%	3.13%	1.25%	6.49%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,548	$1,932	$2,016	$2,291	$2,352
Ratio of expenses to average net assets	1.85%	1.86%	1.83%	1.86%	1.80%
Ratio of net investment income to average net assets	3.14%	2.97%	2.99%	3.02%	3.57%
Portfolio turnover rate	13.33%	9.77%	5.66%	10.98%	19.30%

Massachusetts Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.15	$8.27	$8.34	$8.38	$8.01
Income from Investment Operations:
Net investment income	0.34	0.34	0.33	0.33	0.35
Net realized and unrealized gain (loss) on investments	(0.11)	(0.11)	(0.07)	(0.05)	0.37
Total from Investment Operations	0.23	0.23	0.26	0.28	0.72
Less Distributions:
Dividends from net investment income	(0.34)	(0.33)	(0.33)	(0.32)	(0.35)
Distributions from net realized capital gain	(0.03)	(0.02)	‡	—	—
Total Distributions	(0.37)	(0.35)	(0.33)	(0.32)	(0.35)
Net Asset Value, End of Year	$8.01	$8.15	$8.27	$8.34	$8.38
Total Return	2.86%	2.90%	3.18%	3.48%	9.28%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$62,426	$69,598	$76,118	$83,379	$87,225
Ratio of expenses to average net assets	0.90%	0.91%	0.89%	0.92%	0.86%
Ratio of net investment income to average net assets	4.25%	4.09%	3.98%	3.96%	4.42%
Portfolio turnover rate	—	4.55%	1.97%	2.42%	5.74%

_______________
See footnotes on page 73.

Financial Highlights

Massachusetts Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.15	$8.27	$8.34	$8.37	$8.01
Income from Investment Operations:
Net investment income	0.27	0.26	0.26	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.12)	(0.10)	(0.08)	(0.03)	0.36
Total from Investment Operations	0.15	0.16	0.18	0.22	0.64
Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.25)	(0.25)	(0.28)
Distributions from net realized capital gain	(0.03)	(0.02)	‡	—	—
Total Distributions	(0.29)	(0.28)	(0.25)	(0.25)	(0.28)
Net Asset Value, End of Year	$8.01	$8.15	$8.27	$8.34	$8.37
Total Return	1.93%	1.98%	2.25%	2.68%	8.17%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,450	$2,527	$3,052	$3,284	$1,513
Ratio of expenses to average net assets	1.80%	1.81%	1.79%	1.82%	1.76%
Ratio of net investment income to average net assets	3.35%	3.19%	3.08%	3.06%	3.52%
Portfolio turnover rate	—	4.55%	1.97%	2.42%	5.74%

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.15	$8.27	$8.34	$8.37	$8.01
Income from Investment Operations:
Net investment income	0.27	0.26	0.26	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.12)	(0.10)	(0.08)	(0.03)	0.36
Total from Investment Operations	0.15	0.16	0.18	0.22	0.64
Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.25)	(0.25)	(0.28)
Distributions from net realized capital gain	(0.03)	(0.02)	‡	—	—
Total Distributions	(0.29)	(0.28)	(0.25)	(0.25)	(0.28)
Net Asset Value, End of Year	$8.01	$8.15	$8.27	$8.34	$8.37
Total Return	1.93%	1.98%	2.25%	2.68%	8.17%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$518	$607	$785	$1,293	$1,725
Ratio of expenses to average net assets	1.80%	1.81%	1.79%	1.82%	1.76%
Ratio of net investment income to average net assets	3.35%	3.19%	3.08%	3.06%	3.52%
Portfolio turnover rate	—	4.55%	1.97%	2.42%	5.74%

_______________
See footnotes on page 73.

Financial Highlights

Michigan Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	8.44	$8.57	$8.64	$8.64	$8.47
Income from Investment Operations:
Net investment income	0.34	0.35	0.35	0.32	0.38
Net realized and unrealized gain (loss) on investments	(0.08)	(0.14)	(0.06)	0.04	0.21
Total from Investment Operations	0.26	0.21	0.29	0.36	0.59
Less Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.34)	(0.32)	(0.38)
Distributions from net realized capital gain	(0.03)	*	(0.02)	(0.04)	(0.04)
Total Distributions	(0.37)	(0.34)	(0.36)	(0.36)	(0.42)
Net Asset Value, End of Year	$8.33	$8.44	$8.57	$8.64	$8.64
Total Return	3.12%	2.56%	3.51%	4.24%	7.23%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$89,978	$100,016	$108,791	$116,487	$123,283
Ratio of expenses to average net assets	0.88%	0.90%	0.87%	0.91%	0.86%
Ratio of net investment income to average net assets	4.12%	4.11%	4.08%	3.79%	4.51%
Portfolio turnover rate	10.63%	8.64%	—	6.10%	1.66%

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.43	$8.56	$8.63	$8.63	$8.46
Income from Investment Operations:
Net investment income	0.27	0.27	0.27	0.25	0.30
Net realized and unrealized gain (loss) on investments	(0.09)	(0.13)	(0.05)	0.03	0.21
Total from Investment Operations	0.18	0.14	0.22	0.28	0.51
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.27)	(0.24)	(0.30)
Distributions from net realized capital gain	(0.03)	*	(0.02)	(0.04)	(0.04)
Total Distributions	(0.29)	(0.27)	(0.29)	(0.28)	(0.34)
Net Asset Value, End of Year	$8.32	$8.43	$8.56	$8.63	$8.63
Total Return	2.20%	1.64%	2.59%	3.32%	6.28%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$958	$918	$851	$728	$1,169
Ratio of expenses to average net assets	1.78%	1.80%	1.77%	1.81%	1.76%
Ratio of net investment income to average net assets	3.22%	3.21%	3.18%	2.89%	3.61%
Portfolio turnover rate	10.63%	8.64%	—	6.10%	1.66%

_______________
See footnotes on page 73.

Financial Highlights

Michigan Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.43	$8.56	$8.63	$8.63	$8.46
Income from Investment Operations:
Net investment income	0.27	0.27	0.27	0.25	0.30
Net realized and unrealized gain (loss) on investments	(0.09)	(0.13)	(0.05)	0.03	0.21
Total from Investment Operations	0.18	0.14	0.22	0.28	0.51
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.27)	(0.24)	(0.30)
Distributions from net realized capital gain	(0.03)	*	(0.02)	(0.04)	(0.04)
Total Distributions	(0.29)	(0.27)	(0.29)	(0.28)	(0.34)
Net Asset Value, End of Year	$8.32	$8.43	$8.56	$8.63	$8.63
Total Return	2.20%	1.64%	2.59%	3.32%	6.28%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,061	$2,101	$2,583	$2,093	$1,977
Ratio of expenses to average net assets	1.78%	1.80%	1.77%	1.81%	1.76%
Ratio of net investment income to average net assets	3.22%	3.21%	3.18%	2.89%	3.61%
Portfolio turnover rate	10.63%	8.64%	—	6.10%	1.66%
Minnesota Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.75	$7.83	$7.87	$7.92	$7.72
Income from Investment Operations:
Net investment income	0.31	0.31	0.31	0.29	0.35
Net realized and unrealized gain (loss) on investments	(0.08)	(0.09)	(0.05)	(0.06)	0.19
Total from Investment Operations	0.23	0.22	0.26	0.23	0.54
Less Distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.30)	(0.28)	(0.34)
Distributions from net realized capital gain	(0.01)	—	—	—	—
Total Distributions	(0.31)	(0.30)	(0.30)	(0.28)	(0.34)
Net Asset Value, End of Year	$7.67	$7.75	$7.83	$7.87	$7.92
Total Return	3.04%	2.90%	3.41%	3.02%	7.20%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$78,066	$84,659	$91,022	$96,175	$99,368
Ratio of expenses to average net assets	0.89%	0.92%	0.88%	0.93%	0.85%
Ratio of net investment income to average net assets	4.04%	3.96%	3.95%	3.69%	4.49%
Portfolio turnover rate	10.60%	8.09%	1.85%	9.37%	8.09%

_______________
See footnotes on page 73.

Financial Highlights

Minnesota Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.75	$7.83	$7.87	$7.93	$7.72
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.22	0.28
Net realized and unrealized gain (loss) on investments	(0.07)	(0.09)	(0.05)	(0.07)	0.20
Total from Investment Operations	0.17	0.15	0.19	0.15	0.48
Less Distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.23)	(0.21)	(0.27)
Distributions from net realized capital gain	(0.01)	—	—	—	—
Total Distributions	(0.24)	(0.23)	(0.23)	(0.21)	(0.27)
Net Asset Value, End of Year	$7.68	$7.75	$7.83	$7.87	$7.93
Total Return	2.16%	1.95%	2.49%	1.97%	6.38%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$249	$287	$390	$555	$432
Ratio of expenses to average net assets	1.79%	1.82%	1.78%	1.83%	1.75%
Ratio of net investment income to average net assets	3.14%	3.06%	3.05%	2.79%	3.59%
Portfolio turnover rate	10.60%	8.09%	1.85%	9.37%	8.09%

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.75	$7.83	$7.87	$7.93	$7.72
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.22	0.28
Net realized and unrealized gain (loss) on investments	(0.07)	(0.09)	(0.05)	(0.07)	0.20
Total from Investment Operations	0.17	0.15	0.19	0.15	0.48
Less Distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.23)	(0.21)	(0.27)
Distributions from net realized capital gain	(0.01)	—	—	—	—
Total Distributions	(0.24)	(0.23)	(0.23)	(0.21)	(0.27)
Net Asset Value, End of Year	$7.68	$7.75	$7.83	$7.87	$7.93
Total Return	2.16%	1.95%	2.49%	1.97%	6.38%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$637	$762	$1,315	$1,370	$1,779
Ratio of expenses to average net assets	1.79%	1.82%	1.78%	1.83%	1.75%
Ratio of net investment income to average net assets	3.14%	3.06%	3.05%	2.79%	3.59%
Portfolio turnover rate	10.60%	8.09%	1.85%	9.37%	8.09%

_______________
See footnotes on page 73.

Financial Highlights

Missouri Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.84	$7.89	$7.94	$8.02	$7.81
Income from Investment Operations:
Net investment income	0.31	0.31	0.30	0.30	0.34
Net realized and unrealized gain (loss) on investments	(0.04)	(0.04)	(0.04)	(0.06)	0.26
Total from Investment Operations	0.27	0.27	0.26	0.24	0.60
Less Distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.30)	(0.30)	(0.34)
Distributions from net realized capital gain	(0.02)	(0.01)	(0.01)	(0.02)	(0.05)
Total Distributions	(0.33)	(0.32)	(0.31)	(0.32)	(0.39)
Net Asset Value, End of Year	$7.78	$7.84	$7.89	$7.94	$8.02
Total Return	3.51%	3.39%	3.38%	2.98%	7.89%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$29,097	$31,347	$33,899	$36,409	$38,519
Ratio of expenses to average net assets	0.95%	0.97%	0.94%	0.97%	0.90%
Ratio of net investment income to average net assets	4.03%	3.95%	3.83%	3.79%	4.37%
Portfolio turnover rate	15.02%	—	3.99%	2.95%	4.04%

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.84	$7.89	$7.95	$8.02	$7.81
Income from Investment Operations:
Net investment income	0.24	0.24	0.23	0.23	0.27
Net realized and unrealized gain (loss) on investments	(0.05)	(0.04)	(0.05)	(0.05)	0.26
Total from Investment Operations	0.19	0.20	0.18	0.18	0.53
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.23)	(0.23)	(0.27)
Distributions from net realized capital gain	(0.02)	(0.01)	(0.01)	(0.02)	(0.05)
Total Distributions	(0.26)	(0.25)	(0.24)	(0.25)	(0.32)
Net Asset Value, End of Year	$7.77	$7.84	$7.89	$7.95	$8.02
Total Return	2.58%	2.46%	2.33%	2.18%	6.92%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$44	$141	$139	$88	$82
Ratio of expenses to average net assets	1.85%	1.87%	1.84%	1.87%	1.80%
Ratio of net investment income to average net assets	3.13%	3.05%	2.93%	2.90%	3.47%
Portfolio turnover rate	15.02%	—	3.99%	2.95%	4.04%

_______________
See footnotes on page 73.

Financial Highlights

Missouri Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.84	$7.89	$7.95	$8.02	$7.81
Income from Investment Operations:
Net investment income	0.24	0.24	0.23	0.23	0.27
Net realized and unrealized gain (loss) on investments	(0.04)	(0.04)	(0.05)	(0.05)	0.26
Total from Investment Operations	0.20	0.20	0.18	0.18	0.53
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.23)	(0.23)	(0.27)
Distributions from net realized capital gain	(0.02)	(0.01)	(0.01)	(0.02)	(0.05)
Total Distributions	(0.26)	(0.25)	(0.24)	(0.25)	(0.32)
Net Asset Value, End of Year	$7.78	$7.84	$7.89	$7.95	$8.02
Total Return	2.58%	2.46%	2.33%	2.18%	6.92%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$309	$362	$345	$511	$600
Ratio of expenses to average net assets	1.85%	1.87%	1.84%	1.86%	1.80%
Ratio of net investment income to average net assets	3.13%	3.05%	2.93%	2.90%	3.47%
Portfolio turnover rate	15.02%	—	3.99%	2.95%	4.04%

New York Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.26	$8.27	$8.34	$8.43	$8.16
Income from Investment Operations:
Net investment income	0.35	0.33	0.35	0.34	0.36
Net realized and unrealized gain (loss) on investments	(0.06)	(0.01)	(0.06)	(0.07)	0.27
Total from Investment Operations	0.29	0.32	0.29	0.27	0.63
Less Distributions:
Dividends from net investment income	(0.34)	(0.33)	(0.34)	(0.34)	(0.36)
Distributions from net realized capital gain	(0.02)	ø	(0.02)	(0.02)	—
Total Distributions	(0.36)	(0.33)	(0.36)	(0.36)	(0.36)
Net Asset Value, End of Year	$8.19	$8.26	$8.27	$8.34	$8.43
Total Return	3.61%	3.96%	3.60%	3.24%	7.94%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$63,794	$69,563	$71,698	$80,452	$83,723
Ratio of expenses to average net assets	0.88%	0.90%	0.88%	0.91%	0.87%
Ratio of net investment income to average net assets	4.25%	4.03%	4.18%	4.11%	4.43%
Portfolio turnover rate	—	10.47%	—	6.35%	19.43%

_______________
See footnotes on page 73.

Financial Highlights

New York Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.27	$8.29	$8.35	$8.44	$8.17
Income from Investment Operations:
Net investment income	0.27	0.26	0.27	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.05)	(0.02)	(0.04)	(0.07)	0.27
Total from Investment Operations	0.22	0.24	0.23	0.20	0.56
Less Distributions:
Dividends from net investment income	(0.27)	(0.26)	(0.27)	(0.27)	(0.29)
Distributions from net realized capital gain	(0.02)	ø	(0.02)	(0.02)	—
Total Distributions	(0.29)	(0.26)	(0.29)	(0.29)	(0.29)
Net Asset Value, End of Year	$8.20	$8.27	$8.29	$8.35	$8.44
Total Return	2.68%	2.91%	2.79%	2.32%	6.98%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4,905	$4,994	$5,732	$7,295	$7,005
Ratio of expenses to average net assets	1.78%	1.80%	1.78%	1.81%	1.77%
Ratio of net investment income to average net assets	3.35%	3.13%	3.28%	3.21%	3.53%
Portfolio turnover rate	—	10.47%	—	6.35%	19.43%

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.27	$8.29	$8.35	$8.44	$8.17
Income from Investment Operations:
Net investment income	0.27	0.26	0.27	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.05)	(0.02)	(0.04)	(0.07)	0.27
Total from Investment Operations	0.22	0.24	0.23	0.20	0.56
Less Distributions:
Dividends from net investment income	(0.27)	(0.26)	(0.27)	(0.27)	(0.29)
Distributions from net realized capital gain	(0.02)	ø	(0.02)	(0.02)	—
Total Distributions	(0.29)	(0.26)	(0.29)	(0.29)	(0.29)
Net Asset Value, End of Year	$8.20	$8.27	$8.29	$8.35	$8.44
Total Return	2.68%	2.91%	2.79%	2.32%	6.98%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,139	$2,442	$2,437	$2,653	$3,521
Ratio of expenses to average net assets	1.78%	1.80%	1.78%	1.81%	1.77%
Ratio of net investment income to average net assets	3.35%	3.13%	3.28%	3.21%	3.53%
Portfolio turnover rate	—	10.47%	—	6.35%	19.43%

_______________
See footnotes on page 73.

Financial Highlights

Ohio Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.01	$8.10	$8.14	$8.26	$8.03
Income from Investment Operations:
Net investment income	0.31	0.32	0.31	0.32	0.36
Net realized and unrealized gain (loss) on investments	(0.09)	(0.07)	(0.02)	(0.11)	0.23
Total from Investment Operations	0.22	0.25	0.29	0.21	0.59
Less Distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.31)	(0.32)	(0.36)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.02)	(0.01)	ø
Total Distributions	(0.33)	(0.34)	(0.33)	(0.33)	(0.36)
Net Asset Value, End of Year	$7.90	$8.01	$8.10	$8.14	$8.26
Total Return	2.78%	3.09%	3.69%	2.63%	7.59%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$100,686	$107,587	$114,544	$122,692	$129,662
Ratio of expenses to average net assets	0.87%	0.89%	0.87%	0.91%	0.85%
Ratio of net investment income to average net assets	3.94%	3.92%	3.88%	3.97%	4.51%
Portfolio turnover rate	7.15%	4.57%	—	6.79%	0.79%

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.06	$8.15	$8.18	$8.31	$8.08
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.25	0.29
Net realized and unrealized gain (loss) on investments	(0.09)	(0.06)	(0.01)	(0.12)	0.23
Total from Investment Operations	0.15	0.18	0.23	0.13	0.52
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.25)	(0.29)
Dividends from net realized capital gain	(0.02)	(0.03)	(0.02)	(0.01)	ø
Total Distributions	(0.26)	(0.27)	(0.26)	(0.26)	(0.29)
Net Asset Value, End of Year	$7.95	$8.06	$8.15	$8.18	$8.31
Total Return	1.84%	2.15%	2.87%	1.58%	6.61%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$844	$922	$1,005	$1,339	$1,331
Ratio of expenses to average net assets	1.77%	1.79%	1.77%	1.81%	1.75%
Ratio of net investment income to average net assets	3.04%	3.02%	2.98%	3.07%	3.61%
Portfolio turnover rate	7.15%	4.57%	—	6.79%	0.79%

_______________
See footnotes on page 73.

Financial Highlights

Ohio Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.06	$8.15	$8.18	$8.31	$8.08
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.25	0.29
Net realized and unrealized gain (loss) on investments	(0.09)	(0.06)	(0.01)	(0.12)	0.23
Total from Investment Operations	0.15	0.18	0.23	0.13	0.52
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.25)	(0.29)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.02)	(0.01)	ø
Total Distributions	(0.26)	(0.27)	(0.26)	(0.26)	(0.29)
Net Asset Value, End of Year	$7.95	$8.06	$8.15	$8.18	$8.31
Total Return	1.84%	2.15%	2.87%	1.58%	6.61%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$757	$773	$1,012	$1,440	$1,683
Ratio of expenses to average net assets	1.77%	1.79%	1.77%	1.81%	1.75%
Ratio of net investment income to average net assets	3.04%	3.02%	2.98%	3.07%	3.61%
Portfolio turnover rate	7.15%	4.57%	—	6.79%	0.79%

Oregon Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.87	$7.91	$7.94	$8.03	$7.85
Income from Investment Operations:
Net investment income	0.32	0.31	0.32	0.31	0.34
Net realized and unrealized gain (loss) on investments	(0.04)	(0.03)	(0.03)	(0.07)	0.23
Total from Investment Operations	0.28	0.28	0.29	0.24	0.57
Less Distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.31)	(0.30)	(0.34)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)
Total Distributions	(0.32)	(0.32)	(0.32)	(0.33)	(0.39)
Net Asset Value, End of Year	$7.83	$7.87	$7.91	$7.94	$8.03
Total Return	3.75%	3.53%	3.73%	3.10%	7.41%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$49,862	$53,109	$56,182	$56,365	$60,143
Ratio of expenses to average net assets	0.92%	0.92%	0.91%	0.95%	0.90%
Ratio of net investment income to average net assets	4.10%	3.97%	4.00%	3.87%	4.34%
Portfolio turnover rate	16.84%	4.88%	1.92%	3.56%	6.06%

_______________
See footnotes on page 73.

Financial Highlights

Oregon Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.86	$7.90	$7.93	$8.03	$7.85
Income from Investment Operations:
Net investment income	0.25	0.24	0.24	0.24	0.27
Net realized and unrealized gain (loss) on investments	(0.04)	(0.03)	(0.02)	(0.08)	0.23
Total from Investment Operations	0.21	0.21	0.22	0.16	0.50
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.23)	(0.27)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)
Total Distributions	(0.25)	(0.25)	(0.25)	(0.26)	(0.32)
Net Asset Value, End of Year	$7.82	$7.86	$7.90	$7.93	$8.03
Total Return	2.82%	2.60%	2.81%	2.05%	6.45%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,314	$1,282	$1,641	$1,767	$1,511
Ratio of expenses to average net assets	1.82%	1.82%	1.81%	1.85%	1.80%
Ratio of net investment income to average net assets	3.20%	3.07%	3.10%	2.97%	3.44%
Portfolio turnover rate	16.84%	4.88%	1.92%	3.56%	6.06%

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.86	$7.90	$7.93	$8.03	$7.85
Income from Investment Operations:
Net investment income	0.25	0.24	0.24	0.24	0.27
Net realized and unrealized gain (loss) on investments	(0.04)	(0.03)	(0.02)	(0.08)	0.23
Total from Investment Operations	0.21	0.21	0.22	0.16	0.50
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.23)	(0.27)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)
Total Distributions	(0.25)	(0.25)	(0.25)	(0.26)	(0.32)
Net Asset Value, End of Year	$7.82	$7.86	$7.90	$7.93	$8.03
Total Return	2.82%	2.60%	2.81%	2.05%	6.45%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,265	$1,442	$1,517	$1,848	$2,688
Ratio of expenses to average net assets	1.82%	1.82%	1.81%	1.85%	1.80%
Ratio of net investment income to average net assets	3.20%	3.07%	3.10%	2.97%	3.44%
Portfolio turnover rate	16.84%	4.88%	1.92%	3.56%	6.06%

_______________
See footnotes on page 73.

Financial Highlights

South Carolina Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.19	$8.18	$8.23	$8.25	$8.07
Income from Investment Operations:
Net investment income	0.32	0.32	0.31	0.31	0.36
Net realized and unrealized gain (loss) on investments	(0.03)	0.03	0.05	—	0.19
Total from Investment Operations	0.29	0.35	0.36	0.31	0.55
Less Distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.30)	(0.31)	(0.36)
Distributions from net realized capital gain	—	(0.02)	(0.11)	(0.02)	(0.01)
Total Distributions	(0.32)	(0.34)	(0.41)	(0.33)	(0.37)
Net Asset Value, End of Year	$8.16	$8.19	$8.18	$8.23	$8.25
Total Return	3.62%	4.23%	4.51%	3.91%	7.00%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$70,937	$75,442	$76,913	$79,463	$81,410
Ratio of expenses to average net assets	0.88%	0.91%	0.91%	0.92%	0.87%
Ratio of net investment income to average net assets	4.00%	3.89%	3.77%	3.83%	4.54%
Portfolio turnover rate	9.93%	—	—	34.81%	—
CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.19	$8.18	$8.23	$8.24	$8.06
Income from Investment Operations:
Net investment income	0.25	0.25	0.23	0.24	0.29
Net realized and unrealized gain (loss) on investments	(0.04)	0.02	0.06	0.01	0.19
Total from Investment Operations	0.21	0.27	0.29	0.25	0.48
Less Distributions:
Dividends from net investment income	(0.25)	(0.24)	(0.23)	(0.24)	(0.29)
Distributions from net realized capital gain	—	(0.02)	(0.11)	(0.02)	(0.01)
Total Distributions	(0.25)	(0.26)	(0.34)	(0.26)	(0.30)
Net Asset Value, End of Year	$8.15	$8.19	$8.18	$8.23	$8.24
Total Return	2.57%	3.30%	3.58%	3.11%	6.04%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4,026	$4,939	$5,200	$5,483	$3,279
Ratio of expenses to average net assets	1.78%	1.81%	1.81%	1.82%	1.77%
Ratio of net investment income to average net assets	3.10%	2.99%	2.87%	2.93%	3.64%
Portfolio turnover rate	9.93%	—	—	34.81%	—

_______________
See footnotes on page 73.

Financial Highlights

South Carolina Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$8.19	$8.18	$8.23	$8.24	$8.06
Income from Investment Operations:
Net investment income	0.25	0.25	0.23	0.24	0.29
Net realized and unrealized gain (loss) on investments	(0.04)	0.02	0.06	0.01	0.19
Total from Investment Operations	0.21	0.27	0.29	0.25	0.48
Less Distributions:
Dividends from net investment income	(0.25)	(0.24)	(0.23)	(0.24)	(0.29)
Distributions from net realized capital gain	—	(0.02)	(0.11)	(0.02)	(0.01)
Total Distributions	(0.25)	(0.26)	(0.34)	(0.26)	(0.30)
Net Asset Value, End of Year	$8.15	$8.19	$8.18	$8.23	$8.24
Total Return	2.57%	3.30%	3.58%	3.11%	6.04%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,050	$2,515	$3,035	$3,947	$4,815
Ratio of expenses to average net assets	1.78%	1.81%	1.81%	1.82%	1.77%
Ratio of net investment income to average net assets	3.10%	2.99%	2.87%	2.93%	3.64%
Portfolio turnover rate	9.93%	—	—	34.81%	—

_______________
‡  Capital gain of $0.004 per share was paid.
*  Capital gain of $0.001 per share was paid.
ø  Capital gain of $0.002 per share was paid.
See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Seligman Municipal Fund Series, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Fund Series, Inc. (the “Funds”) comprising, the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Funds as of September 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor are we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for design ing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Seligman Municipal Fund Series, Inc. as of September 30, 2006, the results of its operations for the year then ended, the changes in its assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 29, 2006

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Independent Directors
Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
John R. Galvin (77)[1,3] • Director: 1995 to Date • Oversees 60 Portfolios in Fund Complex
 Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Director, Raytheon Co. (defense and commercial electronics), Governor of the Center for Creative Leadership, and Trustee, Institute for Defense Analyses. From February 1995 until June 1997, he was a Director of USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, NATO, and the Commander-in-Chief, United States European Command.

Frank A. McPherson (73)[2,3] • Director: 1995 to Date • Oversees 60 Portfolios in Fund Complex
Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, DCP Midstream GP, LLP (natural gas processing), Integris Health (owner of various hospitals), Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, and Oklahoma Foundation for Excellence in Education. Formerly, Director, ConocoPhillips (integrated international oil corporation), Kimberly-Clark Corporation (consumer products) and BOK Financial (bank holding company). From 1990 until 1994, Director, the Federal Reserve System’s Kansas City Reserve Bank.

Betsy S. Michel (64)[1,3] • Director: 1984 to Date • Oversees 60 Portfolios in Fund Complex
Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Trustee, The Geraldine R. Dodge Foundation (charitable foundation). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI); and Trustee, World Learning, Inc. (international educational training), and Council of New Jersey Grantmakers.

Leroy C. Richie (65)[1,3] • Director: 2000 to Date • Oversees 59 Portfolios in Fund Complex
Counsel, Lewis & Munday, P.C. (law firm); Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (with the exception of Seligman Cash Management Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy and chemical company), Infinity, Inc. (oil and gas services and exploration), and Vibration Control Technologies, LLC (auto vibration technology); Lead Outside Director, Digital Ally Inc. (digital imaging); Director and Chairman, Highland Park Michigan Economic Development Corp.; and Chairman, Detroit Public Schools Foundation. Formerly, Trustee, New York University Law Center Foundation; and Vice Chairman, Detroit Medical Center and Detroit Economic Growth Corp. From 1990 until 1997, Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

Robert L. Shafer (74)[2,3] • Director: 1983 to Date • Oversees 60 Portfolios in Fund Complex
Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds†. From May 1987 until June 1997, Director, USLIFE Corporation (life insurance) and from 1973 until January 1996, Vice President, Pfizer Inc. (pharmaceuticals).

James N. Whitson (71)[1,3] • Director: 1993 to Date • Oversees 60 Portfolios in Fund Complex
Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television networks).

______________
See footnotes on page 77.

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Interested Directors and Principal Officers
Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
William C. Morris* (68) • Director and Chairman of the Board: 1988 to Date • Oversees 60 Portfolios in Fund Complex
Chairman, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc. and Carbo Ceramics Inc. (manufacturer of ceramic proponents for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer of The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino* (54) • Director: 1993 to Date • President: 1995 to Date • Chief Executive Officer: 2002 to Date • Oversees 59 Portfolios in Fund Complex
Director and President, J. & W. Seligman & Co. Incorporated; President, Chief Executive Officer, and, with the exception of Seligman Cash Management Fund, Inc., Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; and Director (formerly Chairman), ICI Mutual Insurance Company.

Thomas G. Moles (64) • Vice President and Portfolio Manager: 1983 to Date
Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Fund Series, Inc; Executive Vice President and Co-Portfolio Manager, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc. (closed-end investment companies); and Director, Seligman Advisors, Inc. and Seligman Services, Inc.

Eileen A. Comerford (48) • Vice President and Co-Portfolio Manager: 2003 to Date
Senior Vice President and Investment Officer, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.

Eleanor T.M. Hoagland (55) • Vice President and Chief Compliance Officer: 2004 to Date	Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Chief Compliance Officer for each of the investment companies of the Seligman Group of Funds†.
Thomas G. Rose (48) • Vice President: 2000 to Date
Managing Director, Chief Financial Officer, Senior Vice President, Finance, and Treasurer, J. & W. Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc.

Lawrence P. Vogel (50) • Vice President: 1992 to Date • Treasurer: 2000 to Date
Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds† and Treasurer of Seligman Data Corp.

Frank J. Nasta (42) • Secretary: 1994 to Date
Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†; and Corporate Secretary, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman Data Corp.

______________
See footnotes on page 77.

Directors and Officers

The Funds’ Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Funds, or to make shareholder inquiries.

________________
ø The address for each of the directors and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.
† The Seligman Group of Funds consists of 24 registered investment companies.
* Mr. Morris and Mr. Zino are considered “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.
Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

ITEM 2.	CODE OF ETHICS.
As of September 30, 2006, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2006	2005
Audit Fees	$282,650	$269,190
Audit-Related Fees	-	-
Tax Fees	32,500	30,550
All Other Fees	-	1,931

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for services related to the assessment of procedures for compliance with anti-money laundering regulations by the registrant and certain other associated investment companies.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2006	2005
Audit-Related Fees	$129,300	$120,630
Tax Fees	12,990	13,903
All Other Fees	-	-

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent and (ii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) - (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $174,790 and $167,014, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	December 7, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	December 7, 2006

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.